AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 90.9%
Affiliated Mutual Funds — 27.2%
Domestic Equity — 9.3%
AST Large-Cap Growth Portfolio*	11,837,687	$1,182,821,654
AST Large-Cap Value Portfolio*	7,948,374	492,560,761
AST Small-Cap Equity Portfolio*	3,891,817	334,774,057
PGIM Jennison Natural Resources Fund	22,643	1,993,237
		2,012,149,709
Fixed Income — 17.1%
AST PGIM Fixed Income Central Portfolio*	303,771,412	3,636,143,799
PSF PGIM High Yield Bond Portfolio*	4,486,818	35,086,920
		3,671,230,719
International Equity — 0.8%
PGIM Global Real Estate Fund	4,176,154	88,409,180
PGIM Jennison Emerging Markets Equity Opportunities Fund	3,767,670	78,518,248
		166,927,428

Total Affiliated Mutual Funds (cost $5,203,315,542)(wa)		5,850,307,856
Common Stocks — 33.9%
Aerospace & Defense — 1.2%
Airbus SE (France)	77,479	14,649,185
ATI, Inc.*	99,400	14,458,724
BAE Systems PLC (United Kingdom)	155,079	4,546,685
Boeing Co. (The)*	53,549	10,657,857
CSG NV (Czech Republic)*	49,986	1,348,499
Elbit Systems Ltd. (Israel) (TASE)	2,477	2,088,388
Elbit Systems Ltd. (Israel) (XNGS)	3,065	2,602,461
Embraer SA (Brazil), ADR	87,303	5,180,560
FTAI Aviation Ltd.(a)	24,100	5,904,500
General Dynamics Corp.	57,361	19,687,442
General Electric Co.	73,228	20,779,910
Howmet Aerospace, Inc.	84,068	19,374,311
Leonardo SpA (Italy)	43,616	2,966,737
Lockheed Martin Corp.	5,500	3,324,145
MTU Aero Engines AG (Germany)	3,477	1,268,475
Northrop Grumman Corp.	31,609	21,564,924
Rheinmetall AG (Germany)	4,265	7,194,143
Rolls-Royce Holdings PLC (United Kingdom)	1,020,775	15,508,048
RTX Corp.	207,005	39,931,264
Saab AB (Sweden) (Class B Stock)(a)	107,357	7,026,491
Safran SA (France)	43,433	14,212,551
Singapore Technologies Engineering Ltd. (Singapore)	580,100	4,923,445
Thales SA (France)	12,512	3,669,084
Woodward, Inc.	33,968	12,157,827
		255,025,656
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	8,356	1,387,681
Deutsche Post AG (Germany)	163,377	8,611,100
DSV A/S (Denmark)	5,120	1,236,522
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
FedEx Corp.	35,600	$12,680,008
		23,915,311
Automobile Components — 0.1%
Aisin Corp. (Japan)	19,200	270,492
Aptiv PLC*	145,500	10,103,520
Aumovio SE (Germany)*	16,434	643,573
Bridgestone Corp. (Japan)	117,900	2,456,832
Cie Generale des Etablissements Michelin SCA (France)	63,326	2,169,479
Sumitomo Electric Industries Ltd. (Japan)	58,000	3,295,565
		18,939,461
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	33,980	3,143,379
Ferrari NV (Italy)	2,239	759,702
Ford Motor Co.	361,700	4,174,018
General Motors Co.	307,055	22,875,598
Honda Motor Co. Ltd. (Japan)	728,100	5,892,931
Isuzu Motors Ltd. (Japan)	253,600	3,652,035
Mahindra & Mahindra Ltd. (India)	61,389	1,925,562
Mercedes-Benz Group AG (Germany)	120,634	7,414,515
Stellantis NV	120,634	871,892
Subaru Corp. (Japan)	90,200	1,453,248
Suzuki Motor Corp. (Japan)	88,400	1,077,483
Tesla, Inc.*	192,094	71,410,944
Toyota Motor Corp. (Japan)	679,300	14,120,846
Yamaha Motor Co. Ltd. (Japan)	49,200	355,440
		139,127,593
Banks — 2.4%
ABN AMRO Bank NV (Netherlands), CVA	17,432	552,609
AIB Group PLC (Ireland)	1,008,198	10,762,629
ANZ Group Holdings Ltd. (Australia)	256,074	6,439,045
Banca Monte dei Paschi di Siena SpA (Italy)	144,434	1,260,263
Banco Bilbao Vizcaya Argentaria SA (Spain)	379,911	8,205,914
Banco Santander SA (Spain)	992,556	11,127,266
Bank Hapoalim BM (Israel)	205,241	4,820,085
Bank Leumi Le-Israel BM (Israel)	67,844	1,517,185
Bank of America Corp.	481,402	23,468,348
Bank of Ireland Group PLC (Ireland)	21,230	385,181
Barclays PLC (United Kingdom)	3,071,176	16,072,950
BNP Paribas SA (France)	167,002	15,909,215
BOC Hong Kong Holdings Ltd. (China)	591,000	3,260,551
CaixaBank SA (Spain)	1,056,019	12,659,196
Chiba Bank Ltd. (The) (Japan)	57,500	744,312
Citigroup, Inc.	274,298	31,108,136
Citizens Financial Group, Inc.	104,000	6,236,880
Commonwealth Bank of Australia (Australia)	106,873	12,515,557
Credit Agricole SA (France)	257,261	4,801,609
Danske Bank A/S (Denmark)	110,421	5,441,833
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	45,110	$2,007,401
East West Bancorp, Inc.	22,782	2,432,206
Erste Group Bank AG (Austria)	9,474	1,023,432
HSBC Holdings PLC (United Kingdom)	1,919,147	31,517,371
ING Groep NV (Netherlands)	538,850	13,986,757
Intesa Sanpaolo SpA (Italy)	927,065	5,606,782
Japan Post Bank Co. Ltd. (Japan)	135,500	2,210,035
JPMorgan Chase & Co.	218,009	64,129,527
KBC Group NV (Belgium)	23,681	2,898,365
Lloyds Banking Group PLC (United Kingdom)	5,458,930	6,765,989
M&T Bank Corp.(a)	44,482	9,195,319
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,317,500	22,310,459
Mizuho Financial Group, Inc. (Japan)	119,400	4,833,761
National Australia Bank Ltd. (Australia)	146,909	4,249,441
NatWest Group PLC (United Kingdom)	1,149,045	8,512,064
Nordea Bank Abp (Finland)	413,922	7,127,391
NU Holdings Ltd. (Brazil) (Class A Stock)*	592,572	8,515,260
Oversea-Chinese Banking Corp. Ltd. (Singapore)	328,800	5,631,608
PNC Financial Services Group, Inc. (The)	84,407	17,564,253
Resona Holdings, Inc. (Japan)	403,000	4,597,322
Sberbank of Russia PJSC (Russia)*^	192,384	—
Societe Generale SA (France)	62,070	4,532,159
Standard Chartered PLC (United Kingdom)	194,602	4,055,477
Sumitomo Mitsui Financial Group, Inc. (Japan)	402,100	13,221,179
Swedbank AB (Sweden) (Class A Stock)(a)	97,843	3,334,834
Truist Financial Corp.	411,122	18,899,278
U.S. Bancorp	381,248	19,828,709
UniCredit SpA (Italy)	128,852	9,244,333
Wells Fargo & Co.	501,331	39,910,961
Westpac Banking Corp. (Australia)	129,336	3,574,235
Wintrust Financial Corp.	12,913	1,794,132
		520,798,804
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	96,776	6,695,554
Asahi Group Holdings Ltd. (Japan)	660,200	6,591,853
Carlsberg A/S (Denmark) (Class B Stock)	39,755	4,963,354
Coca-Cola Co. (The)	208,565	15,861,368
Coca-Cola HBC AG (Italy)*	34,887	1,965,157
Diageo PLC (United Kingdom)	71,798	1,335,243
Heineken Holding NV (Netherlands)	45,325	3,225,611
Keurig Dr. Pepper, Inc.(a)	75,400	1,985,282
Kirin Holdings Co. Ltd. (Japan)	339,200	5,395,379
Monster Beverage Corp.*	79,900	5,789,554
PepsiCo, Inc.	126,830	19,695,430
		73,503,785
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.7%
AbbVie, Inc.	244,760	$53,232,852
Amgen, Inc.	42,387	14,913,866
Argenx SE (Netherlands)*	4,626	3,357,269
Argenx SE (Netherlands), ADR*	6,100	4,454,525
Biogen, Inc.*	18,200	3,336,606
CSL Ltd. (Australia)	54,656	5,368,256
Exelixis, Inc.*	77,400	3,319,686
Genmab A/S (Denmark)*	5,699	1,534,863
Gilead Sciences, Inc.	101,267	14,113,582
Incyte Corp.*	79,400	7,473,128
Neurocrine Biosciences, Inc.*	41,800	5,506,732
Regeneron Pharmaceuticals, Inc.	21,503	16,614,078
Swedish Orphan Biovitrum AB (Sweden)*	34,746	1,456,221
United Therapeutics Corp.*	3,800	2,253,324
Vertex Pharmaceuticals, Inc.*	8,007	3,575,446
		140,510,434
Broadline Retail — 0.9%
Alibaba Group Holding Ltd. (China), ADR	28,640	3,593,174
Amazon.com, Inc.*	804,605	167,575,083
eBay, Inc.	47,500	4,323,450
Macy’s, Inc.	461,500	8,348,535
MercadoLibre, Inc. (Brazil)*	648	1,120,405
Next PLC (United Kingdom)	10,878	1,837,826
Pan Pacific International Holdings Corp. (Japan)	179,400	1,094,386
Prosus NV (China)*	84,325	3,903,874
Ryohin Keikaku Co. Ltd. (Japan)	15,600	332,898
Sea Ltd. (Singapore), ADR*	16,100	1,333,241
		193,462,872
Building Products — 0.2%
A.O. Smith Corp.(a)	39,600	2,611,224
AGC, Inc. (Japan)	21,600	765,234
Assa Abloy AB (Sweden) (Class B Stock)	15,662	566,148
Belimo Holding AG (Switzerland)	875	710,630
Carrier Global Corp.(a)	94,026	5,294,604
Cie de Saint-Gobain SA (France)	54,872	4,543,096
Daikin Industries Ltd. (Japan)	6,300	755,666
Geberit AG (Switzerland)	975	658,155
Johnson Controls International PLC	128,285	16,798,921
Owens Corning	11,200	1,212,064
ROCKWOOL A/S (Denmark) (Class B Stock)	16,760	465,505
Trane Technologies PLC	17,341	7,226,688
		41,607,935
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	46,333	1,510,039
Affiliated Managers Group, Inc.(a)	12,000	3,320,400
Amundi SA (France), 144A	43,129	3,706,412
Ares Management Corp. (Class A Stock)(a)	9,626	1,050,197
Banco BTG Pactual SA (Brazil), UTS	176,417	1,926,679

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	212,811	$25,245,769
Blackrock, Inc.	11,001	10,579,772
Blackstone, Inc.	58,006	6,670,110
Charles Schwab Corp. (The)	264,067	24,817,017
CME Group, Inc.	14,938	4,411,938
Daiwa Securities Group, Inc. (Japan)	155,500	1,473,423
Deutsche Bank AG (Germany)	189,020	5,625,252
Deutsche Boerse AG (Germany)	6,969	2,041,536
Futu Holdings Ltd. (Hong Kong), ADR*	25,274	3,456,472
Goldman Sachs Group, Inc. (The)	25,296	21,400,163
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	50,925	2,569,064
Houlihan Lokey, Inc.	17,780	2,553,564
Huatai Securities Co. Ltd. (China) (Class A Stock)	671,088	1,755,771
Intercontinental Exchange, Inc.	22,000	3,460,160
Japan Exchange Group, Inc. (Japan)	45,800	534,852
Julius Baer Group Ltd. (Switzerland)	10,648	783,203
London Stock Exchange Group PLC (United Kingdom)	46,540	5,495,804
Macquarie Group Ltd. (Australia)	19,220	2,730,332
Moody’s Corp.	8,900	3,882,625
Morgan Stanley	234,798	38,640,707
Morningstar, Inc.	8,500	1,436,925
MSCI, Inc.	13,800	7,438,338
Nasdaq, Inc.	22,000	1,867,580
Nomura Holdings, Inc. (Japan)	386,000	3,039,379
Northern Trust Corp.	60,000	8,374,200
Partners Group Holding AG (Switzerland)	2,529	2,725,860
Raymond James Financial, Inc.	40,600	5,878,474
S&P Global, Inc.	28,500	12,122,190
SBI Holdings, Inc. (Japan)	50,900	942,482
Singapore Exchange Ltd. (Singapore)	272,900	4,163,127
T. Rowe Price Group, Inc.(a)	71,000	6,399,940
UBS Group AG (Switzerland)	287,917	11,226,861
XP, Inc. (Brazil) (Class A Stock)	98,016	1,866,225
		247,122,842
Chemicals — 0.4%
Air Liquide SA (France)	17,270	3,569,683
Air Products & Chemicals, Inc.	20,168	5,858,602
Asahi Kasei Corp. (Japan)	205,400	2,009,732
Ashland, Inc.	23,300	1,295,713
Corteva, Inc.(a)	75,900	6,353,589
Dow, Inc.	41,239	1,717,604
DuPont de Nemours, Inc.(a)	121,233	5,552,471
Element Solutions, Inc.	75,400	2,574,156
LANXESS AG (Germany)(a)	61,507	1,359,861
Linde PLC	47,106	23,353,271
Mitsubishi Chemical Group Corp. (Japan)	402,900	2,355,405
Nippon Paint Holdings Co. Ltd. (Japan)	131,600	825,204
Nitto Denko Corp. (Japan)	36,400	728,154
Orica Ltd. (Australia)	147,813	2,077,448
Sherwin-Williams Co. (The)	41,091	13,171,720
Shin-Etsu Chemical Co. Ltd. (Japan)	29,300	1,193,061
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	125,043	$7,309,317
		81,304,991
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	188,115	2,952,329
Dai Nippon Printing Co. Ltd. (Japan)	167,500	3,051,849
RB Global, Inc. (Canada)(a)	34,500	3,306,825
Republic Services, Inc.	9,827	2,152,310
Securitas AB (Sweden) (Class B Stock)	90,945	1,523,140
Tetra Tech, Inc.	65,000	1,957,800
TOPPAN Holdings, Inc. (Japan)	88,800	2,342,072
Veralto Corp.	77,900	6,887,918
		24,174,243
Communications Equipment — 0.3%
Arista Networks, Inc.*	101,740	12,491,637
Ciena Corp.*	36,900	14,325,687
Cisco Systems, Inc.	297,317	23,068,826
Lumentum Holdings, Inc.*(a)	8,100	5,692,356
Nokia OYJ (Finland)	182,888	1,467,132
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	477,202	5,440,215
		62,485,853
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	27,319	3,331,698
AECOM	61,900	5,250,358
API Group Corp.*(a)	47,500	1,924,700
Comfort Systems USA, Inc.	4,100	5,653,859
Eiffage SA (France)	17,058	2,616,145
HOCHTIEF AG (Germany)	7,710	3,507,059
Obayashi Corp. (Japan)	102,300	2,477,754
Shimizu Corp. (Japan)	17,600	315,764
Taisei Corp. (Japan)	20,500	2,123,836
Vinci SA (France)	55,165	8,280,225
		35,481,398
Construction Materials — 0.1%
CRH PLC (XLON)	47,702	4,990,608
CRH PLC (NYSE)	17,500	1,839,600
Heidelberg Materials AG (Germany)	1,455	307,058
Holcim AG*	48,987	4,049,361
Vulcan Materials Co.	18,110	4,931,353
		16,117,980
Consumer Finance — 0.2%
Ally Financial, Inc.	240,600	9,438,738
American Express Co.	52,790	15,967,919
Capital One Financial Corp.	77,641	14,164,048
Synchrony Financial(a)	171,100	11,638,222
		51,208,927
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	113,497	2,101,494
Coles Group Ltd. (Australia)	54,954	833,365
Costco Wholesale Corp.	37,705	37,570,393

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar General Corp.(a)	45,600	$5,414,088
Dollar Tree, Inc.*(a)	24,800	2,715,848
Jeronimo Martins SGPS SA (Portugal)	64,643	1,545,701
Koninklijke Ahold Delhaize NV (Netherlands)	147,891	6,887,165
Kroger Co. (The)	45,700	3,306,852
MatsukiyoCocokara & Co. (Japan)	129,700	2,064,347
Sysco Corp.	152,400	10,870,692
Target Corp.	35,400	4,290,480
Tesco PLC (United Kingdom)	1,128,592	7,093,236
Walmart, Inc.	405,104	50,346,325
Woolworths Group Ltd. (Australia)	121,517	3,068,577
		138,108,563
Containers & Packaging — 0.0%
Ball Corp.	20,500	1,211,755
Crown Holdings, Inc.	13,099	1,313,175
Graphic Packaging Holding Co.(a)	132,100	1,313,074
Packaging Corp. of America	10,004	2,123,049
		5,961,053
Distributors — 0.0%
LKQ Corp.(a)	130,100	3,821,037
Diversified Consumer Services — 0.1%
ADT, Inc.	1,360,400	8,937,828
Pearson PLC (United Kingdom)	134,538	1,773,732
		10,711,560
Diversified REITs — 0.0%
Covivio SA (France)	28,907	1,727,581
GPT Group (The) (Australia)	677,775	2,143,824
Mirvac Group (Australia)	1,214,876	1,501,056
Stockland (Australia)	745,072	2,236,579
		7,609,040
Diversified Telecommunication Services — 0.4%
AT&T, Inc.(a)	634,154	18,384,124
Comcast Corp. (Class A Stock)	421,459	12,100,088
Deutsche Telekom AG (Germany)	442,472	16,514,501
Elisa OYJ (Finland)	39,552	1,926,595
HKT Trust & HKT Ltd. (Hong Kong), UTS	273,000	426,616
Koninklijke KPN NV (Netherlands)	247,461	1,379,255
Proximus SADP (Belgium)	124,400	1,006,514
Singapore Telecommunications Ltd. (Singapore)	225,000	866,345
Telia Co. AB (Sweden)	413,213	2,117,004
Telstra Group Ltd. (Australia)	1,918,817	7,083,523
Verizon Communications, Inc.	497,371	24,968,024
		86,772,589
Electric Utilities — 0.7%
Alliant Energy Corp.	15,779	1,132,301
American Electric Power Co., Inc.	134,000	17,564,720
Chubu Electric Power Co., Inc. (Japan)	66,600	1,098,028
Constellation Energy Corp.	10,500	2,932,125
Duke Energy Corp.(a)	14,500	1,898,630
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Elia Group SA/NV (Belgium)	18,466	$2,836,362
Endesa SA (Spain)	54,075	2,255,093
Enel SpA (Italy)	1,593,611	17,422,679
Entergy Corp.	45,719	5,136,987
Exelon Corp.	134,300	6,583,386
Iberdrola SA (Spain)	334,804	7,665,059
Kansai Electric Power Co., Inc. (The) (Japan)	96,000	1,596,103
Mercury NZ Ltd. (New Zealand)	180,815	650,093
NextEra Energy, Inc.	296,803	27,567,063
NRG Energy, Inc.	30,000	4,384,200
Origin Energy Ltd. (Australia)	100,100	861,376
PG&E Corp.	711,200	12,495,784
Southern Co. (The)	229,528	22,154,043
Terna - Rete Elettrica Nazionale (Italy)	216,883	2,480,580
Xcel Energy, Inc.	54,331	4,316,055
		143,030,667
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	220,135	17,898,729
AMETEK, Inc.	49,730	10,660,123
Doosan Enerbility Co. Ltd. (South Korea)*	12,060	757,826
Eaton Corp. PLC	42,230	15,104,404
Fuji Electric Co. Ltd. (Japan)	23,754	1,664,017
Fujikura Ltd. (Japan)	156,600	4,306,818
GE Vernova, Inc.	28,512	24,888,125
Generac Holdings, Inc.*	6,105	1,192,490
HD Hyundai Electric Co. Ltd. (South Korea)	3,108	1,761,267
Legrand SA (France)	24,018	3,731,307
Mitsubishi Electric Corp. (Japan)	243,700	7,970,719
nVent Electric PLC	101,300	11,981,764
Prysmian SpA (Italy)	6,998	826,401
Rockwell Automation, Inc.	22,488	8,070,494
Schneider Electric SE	43,954	11,972,261
Siemens Energy AG (Germany)	113,695	19,606,654
Vertiv Holdings Co. (Class A Stock)	19,100	4,786,078
Vestas Wind Systems A/S (Denmark)	85,171	2,569,689
		149,749,166
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	135,032	17,061,293
Avnet, Inc.	72,100	4,442,802
Cognex Corp.	24,000	1,175,760
Coherent Corp.*	11,100	2,644,131
Corning, Inc.	44,581	6,061,679
Delta Electronics, Inc. (Taiwan)	51,134	2,305,651
Elite Material Co. Ltd. (Taiwan)	31,886	2,721,357
Halma PLC (United Kingdom)	88,390	4,510,609
Ibiden Co. Ltd. (Japan)	9,000	450,365
Keyence Corp. (Japan)	5,500	1,957,491
Keysight Technologies, Inc.*	48,000	13,553,760
Kyocera Corp. (Japan)	261,200	4,005,122
Littelfuse, Inc.	6,200	2,103,970
Murata Manufacturing Co. Ltd. (Japan)	74,700	1,676,061
TDK Corp. (Japan)	117,600	1,527,656

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Teledyne Technologies, Inc.*	2,003	$1,211,835
		67,409,542
Energy Equipment & Services — 0.1%
Baker Hughes Co.	162,446	9,917,328
TechnipFMC PLC (United Kingdom)	38,739	2,678,027
Tenaris SA	110,738	3,237,128
Weatherford International PLC	96,600	9,136,428
		24,968,911
Entertainment — 0.4%
Netflix, Inc.*	289,350	27,821,003
Nexon Co. Ltd. (Japan)	18,300	344,711
Nintendo Co. Ltd. (Japan)	91,949	5,248,968
Roku, Inc.*	20,400	1,930,248
Spotify Technology SA*	13,755	6,669,937
Take-Two Interactive Software, Inc.*	6,100	1,204,750
Walt Disney Co. (The)	433,714	41,801,355
		85,020,972
Financial Services — 0.8%
Banca Mediolanum SpA (Italy)	74,029	1,499,917
Berkshire Hathaway, Inc. (Class B Stock)*	105,201	50,412,319
Edenred SE (France)	56,784	1,131,076
Fidelity National Information Services, Inc.	268,400	12,590,644
Fiserv, Inc.*	98,400	5,490,720
Industrivarden AB (Sweden) (Class A Stock)	8,008	398,848
Industrivarden AB (Sweden) (Class C Stock)(a)	74,409	3,688,358
Investor AB (Sweden) (Class B Stock)	118,076	4,472,098
Mastercard, Inc. (Class A Stock)	108,474	54,200,119
ORIX Corp. (Japan)	158,400	4,699,943
PayPal Holdings, Inc.(a)	26,800	1,212,164
Visa, Inc. (Class A Stock)	104,968	31,725,528
		171,521,734
Food Products — 0.3%
Conagra Brands, Inc.	275,600	4,332,432
Darling Ingredients, Inc.*	84,100	5,201,585
General Mills, Inc.	280,500	10,440,210
Ingredion, Inc.	42,700	4,810,582
J.M. Smucker Co. (The)	24,000	2,314,560
Magnum Ice Cream Co. NV (The) (Netherlands)*	29,405	432,717
Mondelez International, Inc. (Class A Stock)	112,623	6,491,590
Nestle SA	172,865	16,956,510
Orkla ASA (Norway)	135,133	1,700,599
WH Group Ltd. (Hong Kong), 144A	4,341,000	5,705,971
Yamazaki Baking Co. Ltd. (Japan)	112,700	2,519,189
		60,905,945
Gas Utilities — 0.1%
Naturgy Energy Group SA (Spain)(a)	172,556	5,180,200
	Shares	Value

Common Stocks (continued)
Gas Utilities (cont’d.)
Osaka Gas Co. Ltd. (Japan)	69,200	$2,802,913
Snam SpA (Italy)	541,436	4,101,613
Tokyo Gas Co. Ltd. (Japan)	8,900	419,155
		12,503,881
Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	22,553	2,321,284
Canadian Pacific Kansas City Ltd. (Canada)(a)	13,294	1,045,706
Central Japan Railway Co. (Japan)	30,200	785,236
CSX Corp.	272,100	11,169,705
Norfolk Southern Corp.	435	124,845
Uber Technologies, Inc.*	292,442	21,035,353
Union Pacific Corp.(a)	56,653	13,745,151
West Japan Railway Co. (Japan)	88,879	1,759,851
		51,987,131
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	148,993	15,297,111
Alcon AG	12,670	957,728
Becton, Dickinson & Co.	9,016	1,417,586
Boston Scientific Corp.*	210,142	13,186,411
Coloplast A/S (Denmark) (Class B Stock)	7,072	481,737
Edwards Lifesciences Corp.*	81,388	6,517,551
EssilorLuxottica SA (France)	11,305	2,634,349
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	155,482	3,371,391
GE HealthCare Technologies, Inc.(a)	33,357	2,374,351
Globus Medical, Inc. (Class A Stock)*	37,900	3,265,464
Hoya Corp. (Japan)	70,000	12,135,230
IDEXX Laboratories, Inc.*	6,900	3,877,041
Intuitive Surgical, Inc.*	19,200	8,851,008
Medtronic PLC	278,068	24,094,592
Smith & Nephew PLC (United Kingdom)	63,529	1,006,554
Solventum Corp.*(a)	28,900	1,887,170
Sonova Holding AG (Switzerland)	4,279	975,670
STERIS PLC	9,300	2,056,509
Stryker Corp.	21,586	7,092,944
Sysmex Corp. (Japan)	101,400	884,298
Terumo Corp. (Japan)	169,500	2,277,192
		114,641,887
Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	63,000	13,312,530
Cencora, Inc.	15,868	4,984,774
Centene Corp.*	153,400	5,022,316
Cigna Group (The)	38,263	10,206,655
CVS Health Corp.	235,842	16,938,172
Encompass Health Corp.	13,507	1,306,532
Fresenius Medical Care AG (Germany)	76,698	3,475,765
Fresenius SE & Co. KGaA (Germany)	60,059	3,116,808
McKesson Corp.	11,100	9,605,496
Quest Diagnostics, Inc.	9,425	1,847,111
Sonic Healthcare Ltd. (Australia)	129,642	1,842,055

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	11,600	$2,189,036
UnitedHealth Group, Inc.	92,147	24,934,057
		98,781,307
Health Care REITs — 0.1%
Healthcare Realty Trust, Inc.(a)	67,500	1,146,825
Ventas, Inc.(a)	103,299	8,447,792
Welltower, Inc.	8,000	1,581,680
		11,176,297
Health Care Technology — 0.0%
M3, Inc. (Japan)	44,800	459,844
Veeva Systems, Inc. (Class A Stock)*	11,200	1,967,392
		2,427,236
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	469,700	8,999,452
Hotels, Restaurants & Leisure — 0.5%
Amadeus IT Group SA (Spain)	28,419	1,625,020
Aramark	213,800	8,667,452
Aristocrat Leisure Ltd. (Australia)	90,254	2,868,747
Booking Holdings, Inc.	5,291	22,276,803
Chipotle Mexican Grill, Inc.*	357,231	11,434,964
Compass Group PLC (United Kingdom)	241,390	6,735,005
Domino’s Pizza, Inc.	7,517	2,697,025
DoorDash, Inc. (Class A Stock)*	12,897	1,936,485
Evolution AB (Sweden), 144A	16,686	1,048,689
Expedia Group, Inc.	32,400	7,480,836
Galaxy Entertainment Group Ltd. (Macau)	221,000	998,896
Las Vegas Sands Corp.	23,700	1,276,956
Lottery Corp. Ltd. (The) (Australia)	146,778	548,150
Marriott International, Inc. (Class A Stock)	9,191	3,006,100
McDonald’s Corp.	84,203	26,169,451
Sodexo SA (France)	20,442	1,049,330
Viking Holdings Ltd.*	119,900	8,810,252
Yum! Brands, Inc.(a)	32,257	5,015,318
Zensho Holdings Co. Ltd. (Japan)	8,200	478,739
		114,124,218
Household Durables — 0.1%
Cairn Homes PLC (Ireland)	901,490	2,216,822
Lennar Corp. (Class A Stock)	32,300	2,804,932
Panasonic Holdings Corp. (Japan)	214,700	3,600,811
Sony Group Corp. (Japan)	495,400	10,325,492
Toll Brothers, Inc.	63,777	8,703,647
		27,651,704
Household Products — 0.2%
Church & Dwight Co., Inc.	12,800	1,194,496
Colgate-Palmolive Co.(a)	137,111	11,685,971
Essity AB (Sweden) (Class B Stock)(a)	20,845	537,234
Henkel AG & Co. KGaA (Germany)	7,017	504,034
Procter & Gamble Co. (The)	119,867	17,313,589
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	41,448	$2,786,978
		34,022,302
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	84,181	5,663,601
Industrial Conglomerates — 0.2%
3M Co.	77,669	11,279,869
CK Hutchison Holdings Ltd. (United Kingdom)	427,500	3,281,501
Hikari Tsushin, Inc. (Japan)	3,000	763,233
Hitachi Ltd. (Japan)	287,600	8,436,887
Honeywell International, Inc.	44,100	9,967,923
Jardine Matheson Holdings Ltd. (Indonesia)	12,500	898,541
Keppel Ltd. (Singapore)	138,500	1,275,894
Siemens AG (Germany)	62,329	15,185,469
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	30,000	327,892
		51,417,209
Industrial REITs — 0.2%
Prologis, Inc.	247,979	32,777,864
Segro PLC (United Kingdom)	251,946	2,159,823
		34,937,687
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	24,279	1,015,488
Aegon Ltd.	611,377	4,471,138
Ageas SA/NV (Belgium)	22,904	1,686,032
AIA Group Ltd. (Hong Kong)	781,400	8,682,392
Allianz SE (Germany)	19,696	8,317,988
Allstate Corp. (The)	58,800	12,191,592
American International Group, Inc.	154,400	11,618,600
Aon PLC (Class A Stock)	13,250	4,276,835
Arthur J. Gallagher & Co.(a)	49,844	10,795,213
ASR Nederland NV (Netherlands)	66,991	4,612,120
Assurant, Inc.(a)	21,200	4,617,572
AXA SA (France)	428,280	19,680,135
Axis Capital Holdings Ltd.	22,100	2,241,161
Chubb Ltd.	74,431	24,259,296
Daiichi Life Group, Inc. (Japan)	129,000	1,189,637
Kemper Corp.	37,500	1,146,000
Lincoln National Corp.	41,114	1,459,547
Markel Group, Inc.*	1,390	2,660,557
Marsh & McLennan Cos., Inc.	87,461	15,170,110
MetLife, Inc.	291,002	20,579,661
MS&AD Insurance Group Holdings, Inc. (Japan)	80,800	2,108,523
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	14,843	9,373,968
NN Group NV (Netherlands)	94,536	7,382,875
Phoenix Financial Ltd. (Israel)	15,000	800,911
Progressive Corp. (The)	46,586	9,235,209
Prudential PLC (Hong Kong)	302,704	4,208,529
QBE Insurance Group Ltd. (Australia)	635,362	9,375,885

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	8,923	$2,652,183
Sompo Holdings, Inc. (Japan)	21,400	833,064
Standard Life PLC (United Kingdom)	179,246	1,623,345
Swiss Re AG	15,453	2,595,752
T&D Holdings, Inc. (Japan)	16,500	422,640
Talanx AG (Germany)	29,610	3,674,219
Tokio Marine Holdings, Inc. (Japan)	99,700	4,680,015
Travelers Cos., Inc. (The)	6,982	2,036,510
Unipol Assicurazioni SpA (Italy)	154,336	3,585,252
Zurich Insurance Group AG (Switzerland)	7,570	5,350,616
		230,610,570
Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)	608,117	174,870,124
Alphabet, Inc. (Class C Stock)	350,139	100,440,874
Diamond Sports Group LLC*(x)	26,776	5,034
LY Corp. (Japan)	894,100	2,155,795
Meta Platforms, Inc. (Class A Stock)	204,778	117,159,637
Scout24 SE (Germany), 144A	20,534	1,584,370
Tencent Holdings Ltd. (China)	43,188	2,723,970
		398,939,804
IT Services — 0.3%
Accenture PLC (Class A Stock)	80,697	16,001,408
Capgemini SE (France)	31,883	3,762,145
Cognizant Technology Solutions Corp. (Class A Stock)	203,800	12,503,130
Fujitsu Ltd. (Japan)	116,500	2,382,503
GoDaddy, Inc. (Class A Stock)*	23,400	1,934,478
International Business Machines Corp.	69,782	16,914,459
MongoDB, Inc.*	18,800	4,601,676
NEC Corp. (Japan)	135,800	3,379,124
Nomura Research Institute Ltd. (Japan)	26,300	719,769
Obic Co. Ltd. (Japan)	64,900	1,575,217
Otsuka Corp. (Japan)	166,800	3,193,337
Shopify, Inc. (Canada) (Class A Stock)*	27,098	3,214,365
TIS, Inc. (Japan)	89,900	1,922,190
		72,103,801
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	67,400	1,662,786
Hasbro, Inc.	59,800	5,597,280
		7,260,066
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	21,100	2,404,978
Danaher Corp.	116,489	22,086,314
Eurofins Scientific SE (Luxembourg)	9,940	725,312
Lonza Group AG (Switzerland)	1,163	746,086
Thermo Fisher Scientific, Inc.	19,407	9,539,123
West Pharmaceutical Services, Inc.	16,200	4,060,368
		39,562,181
Machinery — 0.8%
Alstom SA (France)*	181,552	5,192,066
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	55,322	$976,258
Atlas Copco AB (Sweden) (Class B Stock)	111,435	1,741,981
Caterpillar, Inc.	42,056	29,794,994
Crane Co.	62,400	10,670,400
Cummins, Inc.	26,200	14,096,124
Daifuku Co. Ltd. (Japan)	20,800	734,429
Daimler Truck Holding AG (Germany)	11,324	557,660
Deere & Co.	29,080	16,380,764
Dover Corp.	24,132	5,030,315
Ebara Corp. (Japan)	19,200	543,516
Epiroc AB (Sweden) (Class A Stock)	19,590	482,244
Epiroc AB (Sweden) (Class B Stock)	26,092	558,932
FANUC Corp. (Japan)	59,100	2,060,045
Fortive Corp.(a)	37,500	2,073,000
GEA Group AG (Germany)	5,333	382,471
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	2,675	856,856
IHI Corp. (Japan)	30,900	637,560
Kubota Corp. (Japan)	199,100	3,190,615
Lincoln Electric Holdings, Inc.	15,400	3,835,832
Makita Corp. (Japan)	46,400	1,524,999
Metso OYJ (Finland)	195,527	3,388,541
MINEBEA MITSUMI, Inc. (Japan)	153,500	2,548,881
Mitsubishi Heavy Industries Ltd. (Japan)	244,200	6,709,800
Nordson Corp.	9,490	2,524,909
Parker-Hannifin Corp.	28,681	25,676,378
Sandvik AB (Sweden)	220,225	8,465,857
Schindler Holding AG (Switzerland)	1,520	478,728
SMC Corp. (Japan)(a)	6,900	2,713,758
Toro Co. (The)	37,000	3,457,280
VAT Group AG (Switzerland), 144A	3,167	1,975,707
Volvo AB (Sweden) (Class B Stock)	16,020	526,727
Wartsila OYJ Abp (Finland)	115,242	4,292,533
Xylem, Inc.	32,694	3,906,933
Yangzijiang Shipbuilding Holdings Ltd. (China)	975,600	2,897,914
		170,885,007
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class A Stock)	190	465,221
AP Moller - Maersk A/S (Class B Stock)(a)	312	779,339
Nippon Yusen KK (Japan)(a)	46,200	1,697,147
SITC International Holdings Co. Ltd. (China)	828,000	3,625,417
		6,567,124
Media — 0.1%
Fox Corp. (Class A Stock)	49,800	2,908,320
Publicis Groupe SA (France)	32,413	2,682,808
Sirius XM Holdings, Inc.(a)	191,100	4,410,588
Versant Media Group, Inc.*	139,500	5,164,290
WPP PLC (United Kingdom)	341,244	1,067,231
		16,233,237

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)(a)	11,608	$2,356,192
Anglo American PLC (South Africa)	33,920	1,456,375
Antofagasta PLC (Chile)	62,932	2,822,153
ArcelorMittal SA (Luxembourg)	27,048	1,402,750
BHP Group Ltd. (Australia)	428,460	15,502,764
Boliden AB (Sweden)*	27,520	1,442,649
CMOC Group Ltd. (China) (Class H Stock)	830,308	1,746,271
Endeavour Mining PLC (Ivory Coast) (TSX)	23,376	1,401,619
Endeavour Mining PLC (Ivory Coast) (XLON)	12,750	768,185
Evolution Mining Ltd. (Australia)	377,731	3,401,359
Fortescue Ltd. (Australia)	281,507	4,022,623
Freeport-McMoRan, Inc.	240,100	14,113,078
Fresnillo PLC (Mexico)	71,294	3,160,179
Glencore PLC (Australia)*	1,467,744	11,116,507
JFE Holdings, Inc. (Japan)(a)	137,500	1,609,749
JX Advanced Metals Corp. (Japan)	126,100	2,794,856
Lynas Rare Earths Ltd. (Australia)*	126,029	1,711,155
Newmont Corp.	95,500	10,337,875
Nippon Steel Corp. (Japan)(a)	216,400	797,985
Northern Star Resources Ltd. (Australia)	92,117	1,339,086
Nucor Corp.	57,700	9,757,070
Rio Tinto Ltd. (Australia)	25,670	2,916,461
Rio Tinto PLC (Australia)	96,721	8,973,166
South32 Ltd. (Australia)	317,340	960,907
Sumitomo Metal Mining Co. Ltd. (Japan)	15,200	884,689
Vale SA (Brazil), ADR	144,048	2,291,804
Valterra Platinum Ltd. (South Africa)	3,894	319,948
		109,407,455
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	133,525	5,762,939
CMS Energy Corp.	76,620	5,944,180
Dominion Energy, Inc.	73,199	4,525,162
DTE Energy Co.	24,800	3,626,256
E.ON SE (Germany)	391,500	8,574,425
Engie SA (France)	268,305	8,646,788
National Grid PLC (United Kingdom)	262,741	4,435,092
NiSource, Inc.	145,700	6,798,362
Public Service Enterprise Group, Inc.	16,222	1,313,171
Sempra	138,400	13,448,328
		63,074,703
Office REITs — 0.0%
Gecina SA (France)	18,100	1,428,114
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway)	21,788	805,479
Antero Midstream Corp.	298,500	6,805,800
BP PLC	574,091	4,493,297
Cameco Corp. (Canada)(a)	15,774	1,713,214
Cenovus Energy, Inc. (Canada)	263,400	6,990,675
Cheniere Energy, Inc.	30,870	8,759,671
Chevron Corp.	190,311	39,375,346
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	276,074	$36,441,768
Devon Energy Corp.(a)	145,000	7,296,400
Diamondback Energy, Inc.	6,800	1,344,972
ENEOS Holdings, Inc. (Japan)	615,700	5,547,540
Eni SpA (Italy)	240,166	6,828,830
EOG Resources, Inc.(a)	60,285	8,715,402
EQT Corp.	23,447	1,492,167
Equinor ASA (Norway)	9,884	421,102
Exxon Mobil Corp.	360,954	61,239,456
Galp Energia SGPS SA (Portugal)	147,783	3,543,481
HF Sinclair Corp.	46,000	2,869,940
Idemitsu Kosan Co. Ltd. (Japan)	202,800	1,990,992
Inpex Corp. (Japan)	67,300	1,990,700
LUKOIL PJSC (Russia)*^	9,456	—
Marathon Petroleum Corp.	14,700	3,589,446
Neste OYJ (Finland)	16,973	551,581
Ovintiv, Inc.	24,300	1,442,448
Phillips 66	61,100	11,131,198
Repsol SA (Spain)	51,910	1,461,187
Shell PLC	732,584	33,929,659
Shell PLC, ADR(a)	164,497	15,298,221
TotalEnergies SE (France)	154,070	14,139,641
Valero Energy Corp.	13,207	3,263,186
Williams Cos., Inc. (The)	216,893	15,785,473
Woodside Energy Group Ltd. (Australia)	129,060	3,063,566
		312,321,838
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	48,600	3,230,928
Deutsche Lufthansa AG (Germany)	167,061	1,422,655
International Consolidated Airlines Group SA (United Kingdom)	464,274	2,203,590
Japan Airlines Co. Ltd. (Japan)	47,500	775,504
Qantas Airways Ltd. (Australia)	637,903	3,747,203
Ryanair Holdings PLC (Italy)	17,057	480,186
United Airlines Holdings, Inc.*	70,600	6,500,142
		18,360,208
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	34,772	2,495,587
Kao Corp. (Japan)	31,800	1,242,713
L’Oreal SA (France)	22,040	8,998,722
Shiseido Co. Ltd. (Japan)	120,000	2,451,629
Unilever PLC (United Kingdom) (XLON)	109,014	5,984,802
Unilever PLC (United Kingdom) (XAMS)	76,690	4,329,888
Unilever PLC (United Kingdom), ADR	38,619	2,200,124
		27,703,465
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	347,500	5,664,881
AstraZeneca PLC (United Kingdom) (XLON)	129,813	25,383,634

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom) (NYSE)	10,538	$2,078,304
Bayer AG (Germany)	111,050	5,139,198
Bristol-Myers Squibb Co.	126,579	7,677,016
Chugai Pharmaceutical Co. Ltd. (Japan)	48,300	2,663,672
Daiichi Sankyo Co. Ltd. (Japan)	90,500	1,619,105
Elanco Animal Health, Inc.*	49,145	1,176,040
Eli Lilly & Co.	77,127	70,939,101
Galderma Group AG (Switzerland)	42,722	8,396,318
GSK PLC	264,345	7,281,509
Haleon PLC	387,878	1,919,606
Hikma Pharmaceuticals PLC (United Kingdom)	37,899	636,546
Ipsen SA (France)	12,275	2,293,997
Johnson & Johnson	220,320	53,855,021
Kyowa Kirin Co. Ltd. (Japan)	20,400	333,867
Merck & Co., Inc.	228,493	27,485,423
Novartis AG	132,284	20,304,858
Novo Nordisk A/S (Denmark) (Class B Stock)	242,642	8,879,362
Orion OYJ (Finland) (Class B Stock)	37,754	3,051,524
Otsuka Holdings Co. Ltd. (Japan)	4,600	326,466
Pfizer, Inc.	506,619	14,225,862
Roche Holding AG	53,866	21,497,427
Roche Holding AG, ADR	28,088	1,396,254
Sandoz Group AG (Switzerland)	40,228	3,151,899
Sanofi SA	159,599	15,412,448
Shionogi & Co. Ltd. (Japan)	93,100	2,059,460
Takeda Pharmaceutical Co. Ltd. (Japan)	152,100	5,601,523
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	52,300	1,575,276
UCB SA (Belgium)	18,642	5,616,774
		327,642,371
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	27,500	2,145,825
Clarivate PLC*(a)	2,389,100	6,044,423
Computershare Ltd. (Australia)	108,510	2,140,085
Concentrix Corp.(a)	164,300	4,495,248
Genpact Ltd.	43,900	1,635,275
Jacobs Solutions, Inc.	29,300	3,729,304
ManpowerGroup, Inc.	170,400	5,019,984
Recruit Holdings Co. Ltd. (Japan)	99,500	4,335,212
RELX PLC (United Kingdom)	48,284	1,581,898
Teleperformance SE (France)	22,519	1,323,281
		32,450,535
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	11,000	1,490,060
CK Asset Holdings Ltd. (Hong Kong)	125,000	715,224
Daito Trust Construction Co. Ltd. (Japan)	68,800	1,612,272
Daiwa House Industry Co. Ltd. (Japan)(a)	100,600	3,156,120
Hulic Co. Ltd. (Japan)	24,000	279,757
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Jones Lang LaSalle, Inc.*	39,800	$12,111,936
LEG Immobilien SE (Germany)	47,200	3,083,187
Mitsubishi Estate Co. Ltd. (Japan)	14,400	399,693
Mitsui Fudosan Co. Ltd. (Japan)	109,100	1,163,054
Sumitomo Realty & Development Co. Ltd. (Japan)	11,000	312,134
Sun Hung Kai Properties Ltd. (Hong Kong)	82,000	1,365,369
Swiss Prime Site AG (Switzerland)	4,050	685,738
Vonovia SE (Germany)	161,049	4,028,228
		30,402,772
Residential REITs — 0.0%
AvalonBay Communities, Inc.(a)	5,127	837,496
Camden Property Trust	53,861	5,260,065
Equity Residential	20,800	1,230,320
Invitation Homes, Inc.	90,900	2,258,865
		9,586,746
Retail REITs — 0.1%
Klepierre SA (France)	47,242	1,773,568
Realty Income Corp.(a)	64,900	3,970,582
Scentre Group (Australia)	1,039,817	2,399,199
Unibail-Rodamco-Westfield (France)	12,251	1,351,599
Vicinity Ltd. (Australia)	1,414,877	2,308,217
		11,803,165
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	99,008	20,141,197
Advantest Corp. (Japan)	110,573	15,259,812
Analog Devices, Inc.	77,289	24,588,723
Applied Materials, Inc.	59,748	20,421,269
ASM International NV (Netherlands)	9,806	7,432,485
ASML Holding NV (Netherlands) (XAMS)	27,783	36,944,629
ASML Holding NV (Netherlands) (XNGS)	8,733	11,534,808
BE Semiconductor Industries NV (Netherlands)	5,536	1,185,777
Broadcom, Inc.	428,901	132,749,149
Disco Corp. (Japan)	5,700	2,323,225
Infineon Technologies AG (Germany)	55,631	2,523,764
Intel Corp.*	125,200	5,525,076
Jentech Precision Industrial Co. Ltd. (Taiwan)	4,694	590,217
Kioxia Holdings Corp. (Japan)*	20,500	2,677,302
KLA Corp.	4,611	6,789,283
Lam Research Corp.	180,119	38,484,226
Lasertec Corp. (Japan)	3,100	689,978
Marvell Technology, Inc.	58,700	5,814,235
Microchip Technology, Inc.	134,100	8,664,201
Micron Technology, Inc.	130,461	44,074,944
Nova Ltd. (Israel)*	2,547	1,124,776
NVIDIA Corp.	1,989,504	346,969,498
NXP Semiconductors NV (Netherlands)(a)	55,066	10,840,293
QUALCOMM, Inc.	60,508	7,792,220

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Renesas Electronics Corp. (Japan)	177,600	$2,539,188
SK hynix, Inc. (South Korea)	11,848	6,722,142
STMicroelectronics NV (Singapore)	96,421	3,281,073
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	56,863	19,216,851
Teradyne, Inc.	37,700	11,176,542
Texas Instruments, Inc.	53,509	10,388,237
Tokyo Electron Ltd. (Japan)	28,700	7,130,542
		815,595,662
Software — 1.9%
Adobe, Inc.*	68,198	16,577,570
AppLovin Corp. (Class A Stock)*	17,140	6,821,720
Autodesk, Inc.*	64,400	15,417,360
Cadence Design Systems, Inc.*	17,000	4,723,790
Check Point Software Technologies Ltd. (Israel)*(a)	20,400	2,914,140
Fortinet, Inc.*(a)	87,100	7,117,812
Gen Digital, Inc.(a)	164,400	3,095,652
Intuit, Inc.(a)	44,924	19,424,239
Microsoft Corp.	650,264	240,708,225
Nebius Group NV (Netherlands)*	16,865	1,749,912
Nice Ltd. (Israel)*	8,685	958,898
Oracle Corp. (NYSE)	129,397	19,035,593
Oracle Corp. (Japan) (XTKS)	7,200	391,992
Palantir Technologies, Inc. (Class A Stock)*	76,600	11,205,048
Roper Technologies, Inc.	12,900	4,564,794
Salesforce, Inc.(a)	57,200	10,677,524
SAP SE (Germany)	62,123	10,590,893
ServiceNow, Inc.*	86,432	9,036,466
Teradata Corp.*(a)	70,400	1,804,352
Trend Micro, Inc. (Japan)	24,600	820,080
Zoom Communications, Inc.*	129,600	10,418,544
		398,054,604
Specialized REITs — 0.2%
American Tower Corp.	75,635	13,053,088
Equinix, Inc.	2,400	2,352,576
Gaming & Leisure Properties, Inc.	111,293	4,938,071
Iron Mountain, Inc.(a)	25,900	2,645,426
Public Storage(a)	14,198	3,845,954
VICI Properties, Inc.	413,500	11,296,820
		38,131,935
Specialty Retail — 0.6%
AutoNation, Inc.*	39,600	7,732,296
AutoZone, Inc.*	1,394	4,708,625
Avolta AG (Switzerland)*	12,075	723,973
Fast Retailing Co. Ltd. (Japan)	12,700	5,017,851
Five Below, Inc.*	28,672	6,550,979
Home Depot, Inc. (The)	52,358	17,220,023
Industria de Diseno Textil SA (Spain)	179,802	10,466,057
JD Sports Fashion PLC (United Kingdom)	1,146,734	1,087,630
Kingfisher PLC (United Kingdom)	1,037,260	3,944,013
Lowe’s Cos., Inc.(a)	125,537	29,661,882
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	77,644	$16,820,020
TJX Cos., Inc. (The)	107,519	17,170,784
Ulta Beauty, Inc.*(a)	9,800	5,122,558
		126,226,691
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,263,144	320,573,316
Canon, Inc. (Japan)	63,800	1,770,281
Dell Technologies, Inc. (Class C Stock)(a)	39,390	6,465,081
FUJIFILM Holdings Corp. (Japan)	47,900	912,765
Hewlett Packard Enterprise Co.	189,064	4,501,614
Logitech International SA (Switzerland)	26,490	2,459,982
Samsung Electronics Co. Ltd. (South Korea)	53,119	6,212,872
Sandisk Corp.*	12,600	8,005,284
Seagate Technology Holdings PLC	7,970	3,122,327
Western Digital Corp.	70,685	19,119,585
		373,143,107
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc. (Finland)*	75,500	2,485,460
Asics Corp. (Japan)	263,000	7,070,785
Brunello Cucinelli SpA (Italy)	36,735	3,210,425
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	80,771	14,261,423
Deckers Outdoor Corp.*(a)	21,100	2,111,899
Hermes International SCA (France)	2,286	4,330,488
LVMH Moet Hennessy Louis Vuitton SE (France)	13,848	7,570,004
Moncler SpA (Italy)	43,732	2,633,041
NIKE, Inc. (Class B Stock)	10,099	533,429
Pandora A/S (Denmark)	14,987	1,071,180
Ralph Lauren Corp.	24,581	8,455,618
Tapestry, Inc.	32,500	4,586,075
		58,319,827
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	159,571	9,264,505
Imperial Brands PLC (United Kingdom)	236,494	9,589,315
Japan Tobacco, Inc. (Japan)	20,200	774,950
Philip Morris International, Inc.	147,901	24,453,952
		44,082,722
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	30,500	4,183,990
Ferguson Enterprises, Inc.	11,297	2,630,484
ITOCHU Corp. (Japan)	543,500	6,913,587
Marubeni Corp. (Japan)	89,000	3,255,793
Mitsubishi Corp. (Japan)	402,000	13,791,000
Mitsui & Co. Ltd. (Japan)	162,200	6,269,463
Sumitomo Corp. (Japan)	64,000	2,394,821
Sunbelt Rentals Holdings, Inc.	22,543	1,438,049
Toyota Tsusho Corp. (Japan)	34,600	1,340,984
United Rentals, Inc.	7,659	5,580,041
W.W. Grainger, Inc.	3,700	4,035,997

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.(a)	28,300	$7,743,446
		59,577,655
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	94,819	2,805,259
Transurban Group (Australia), UTS	204,231	1,992,241
		4,797,500
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	525,460	2,423,076
KDDI Corp. (Japan)	169,100	2,879,220
SoftBank Group Corp. (Japan)	399,983	9,739,486
Tele2 AB (Sweden) (Class B Stock)	115,114	2,382,571
Vodafone Group PLC (United Kingdom)	5,756,884	8,683,408
		26,107,761

Total Common Stocks (cost $6,191,344,698)		7,279,093,402
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	334,702
Porsche Automobil Holding SE (Germany) (PRFC)	9,744	356,798
Volkswagen AG (Germany) (PRFC)	15,725	1,608,549
		2,300,049
Banks — 0.0%
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31(oo)	50,858	1,253,650
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	52,227	4,034,493
Insurance — 0.0%
MetLife, Inc., Series E, 5.625%, Maturing 04/30/26(oo)	14,519	325,806
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)(a)	16,537	4,137,834

Total Preferred Stocks (cost $12,755,536)		12,051,832
Unaffiliated Exchange-Traded Funds — 13.9%
Dimensional Core Fixed Income ETF	3,342,587	141,124,023
Dimensional International Core Equity Market ETF	3,388,821	132,028,466
Dimensional US Equity Market ETF	19,510,854	1,383,514,657
iShares Core MSCI EAFE ETF	1,186,250	107,391,213
iShares Core S&P 500 ETF	441,810	288,594,710
iShares JP Morgan USD Emerging Markets Bond ETF	226,449	21,270,355
iShares MSCI EAFE ETF	443,996	43,125,331
iShares Russell 1000 Growth ETF	389,474	166,071,714
iShares Russell 1000 Value ETF	1,943,402	415,246,705
SPDR Gold MiniShares Trust*	424,903	39,384,259
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
Vanguard Dividend Appreciation ETF	1,194,498	$256,888,740

Total Unaffiliated Exchange-Traded Funds (cost $2,895,926,975)		2,994,640,173

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	50,081	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.6%
Automobiles — 0.1%
American Credit Acceptance Receivables Trust,
Series 2026-01, Class C, 144A
4.550%	01/12/33	1,193	1,189,182
Series 2026-01, Class D, 144A
5.100%	01/12/33	1,073	1,065,028
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	500	508,278
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	12/26/31	83	82,687
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	502,302
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	205	204,523
Series 2025-04, Class D
5.410%	08/15/31	230	230,393
Series 2026-01, Class C
4.440%	11/17/31	489	484,902
Series 2026-01, Class D
4.990%	11/17/31	599	592,207
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	133	133,872
Series 2024-01, Class A2, 144A
5.230%	03/20/30	336	337,395
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	238	236,664
Series 2026-01A, Class C
4.400%	05/17/32	469	463,049
Series 2026-01A, Class D
5.000%	05/17/32	937	927,697
Ford Credit Auto Owner Trust,
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,403,578

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	$411,802
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	800,982
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31		599	595,843
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	201,959
Series 2023-06, Class C
6.400%	03/17/31		100	102,740
Series 2025-03, Class C
4.680%	09/15/31		340	340,485
Series 2026-01, Class C
4.260%	04/15/32		812	801,445
				11,617,013
Collateralized Loan Obligations — 4.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.199%(c)	07/22/37		13,000	12,997,851
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.306%(c)	01/18/39	EUR	21,300	24,608,957
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.368%(c)	01/25/38		23,800	23,784,537
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.786%(c)	04/15/32	EUR	2,316	2,677,806
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.236%(c)	04/15/38	EUR	986	1,136,338
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.186%(c)	04/15/39	EUR	1,235	1,420,552
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	04/20/37		20,500	20,481,068
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.178%(c)	07/20/37		24,000	23,992,944
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	03/31/38		20,000	20,015,290
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)
5.408%(c)	01/20/38		10,000	$10,005,108
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	01/17/38		5,000	5,001,827
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.099%(c)	07/20/34		4,000	4,000,576
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-08A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.368%(c)	01/25/37		15,500	15,526,215
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.558%(c)	01/25/37		14,000	14,005,456
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
4.898%(c)	10/20/31		43	42,689
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.866%(c)	07/15/34	EUR	5,000	5,760,859
Dewolf Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
4.875%(c)	01/22/39		20,500	20,482,409
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.038%(c)	01/25/38		35,000	35,019,722
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/20/37		30,500	30,508,930
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	01/17/38		3,750	3,751,104
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/17/37		25,000	25,008,938
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.058%(c)	10/20/37		10,000	10,003,029
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.072%(c)	04/15/34		2,545	2,545,073
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.109%(c)	10/20/31		4	4,005

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	35,000	$40,353,358
ICG US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
4.938%(c)	04/17/34		35,000	35,008,449
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.666%(c)	07/15/31	EUR	1,273	1,469,641
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A2RR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	10/20/34		37,850	37,711,847
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.289%(c)	04/22/37		20,000	20,006,620
KKR CLO Ltd. (Cayman Islands),
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.992%(c)	01/15/38		18,500	18,497,110
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.968%(c)	10/20/34		1,020	1,020,063
Madison Park Euro Funding DAC (Ireland),
Series 23A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.763%(c)	04/15/40	EUR	1,272	1,463,506
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.202%(c)	04/15/37		3,360	3,361,341
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/18/37		29,750	29,763,019
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/20/37		2,550	2,550,489
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
4.978%(c)	01/25/38		20,500	20,504,100
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.911%(c)	10/12/30		197	196,560
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.246%(c)	07/20/38	EUR	28,000	32,213,276
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.030%(c)	10/19/38		54,750	54,769,852
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
5.768%(c)	07/20/37		9,500	$9,519,036
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.118%(c)	07/19/37		15,000	15,004,916
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
4.883%(c)	11/13/31		772	772,054
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.008%(c)	01/20/38		30,000	30,008,097
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/18/37		10,500	10,503,063
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.406%(c)	01/15/38	EUR	15,250	17,609,918
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/15/39	EUR	2,250	2,592,933
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.366%(c)	07/15/38	EUR	1,189	1,374,111
Series 2026-01A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.399%(c)	04/15/39	EUR	800	921,274
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
5.779%(c)	07/20/34		810	807,265
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.200%(c)	04/25/38	EUR	895	1,029,006
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.052%(c)	09/06/37		30,000	30,012,825
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.089%(c)	10/20/31		634	634,635
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)
4.758%(c)	01/20/36		35,000	34,944,301
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.068%(c)	03/31/38		15,000	15,008,201

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.176%(c)	04/15/40	EUR	1,250	$1,436,894
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class B1R, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	01/20/35		20,000	19,967,816
Sona Fios CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.296%(c)	04/20/38	EUR	12,500	14,405,977
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.872%(c)	10/15/31		503	503,480
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
4.893%(c)	04/16/31		62	61,608
TCW CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.028%(c)	01/20/38		12,500	12,507,451
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	10/15/38	EUR	24,300	27,943,759
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.666%(c)	04/15/37	EUR	15,000	17,335,207
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	04/15/38	EUR	25,000	28,752,087
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37		35,000	34,947,174
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
5.968%(c)	04/25/37		8,250	8,242,612
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.029%(c)	07/18/31		669	669,023
				949,185,237
Consumer Loans — 0.1%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		651	653,783
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52		1,263	1,253,518
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60		426	$425,153
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	249,682
Series 2025-02A, Class A, 144A
4.780%	10/20/34		1,527	1,523,453
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		179	176,910
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,530,428
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	314,608
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	205,367
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,263
Oportun Issuance Trust,
Series 2026-A, Class A, 144A
4.320%	01/09/34		1,240	1,233,580
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47		257	255,000
				8,027,745
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.914%(c)	03/15/32	GBP	1,100	1,460,342
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	05/25/34		20	18,709
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.293%(c)	03/25/43		10	10,352
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A
4.899%(cc)	05/25/56		416	412,742
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.373%(c)	03/20/54		18	18,218
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	08/25/33		14	14,325
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		545	549,699

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2025-CES11, Class A1A, 144A
4.966%(cc)	11/25/55	1,137	$1,130,284
Series 2025-CES12, Class A1A, 144A
5.027%(cc)	11/25/55	948	943,619
Series 2026-CES02, Class A1A, 144A
4.762%(cc)	02/25/56	3,533	3,494,045
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	52	51,552
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	49	49,291
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	166	167,776
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	316	315,405
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	488	487,363
			7,663,380
Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	404	401,058
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	682	667,271
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	1,200	1,134,574
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	730	704,282
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	200	200,294
			3,107,479
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.393%(c)	02/25/34	5	4,795
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.872%(c)	10/25/34	11	11,105
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.843%(c)	11/25/34	—(r)	120
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
4.698%(c)	01/25/35	10	9,440
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.733%(c)	09/25/34	36	$38,344
			63,804
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	38	36,523
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	73	70,701
			107,224

Total Asset-Backed Securities (cost $987,541,838)			981,232,224
Commercial Mortgage-Backed Securities — 0.5%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	101	99,905
Series 2018-BN13, Class A4
3.953%	08/15/61	391	386,545
Series 2019-BN20, Class A2
2.758%	09/15/62	526	496,266
Series 2021-BN34, Class A5
2.438%	06/15/63	230	202,447
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	2,230	2,312,161
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,980	2,017,437
Series 2025-05YR14, Class A3
5.646%	04/15/58	5,730	5,920,303
Series 2025-05YR15, Class A3
5.452%	07/15/58	6,450	6,609,953
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	334	318,970
Series 2024-05C27, Class A3
6.014%	07/15/57	360	373,454
Series 2024-05C29, Class A3
5.208%	09/15/57	700	712,437
Series 2025-5C34, Class A3
5.659%	05/15/58	3,630	3,750,488
Series 2025-5C36, Class A3
5.517%	08/15/58	7,100	7,314,382
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54	2,955	2,696,859
Series 2024-V09, Class A3
5.602%	08/15/57	1,600	1,641,339
Series 2024-V10, Class A3
5.277%	09/15/57	1,300	1,323,286
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	3,610	3,749,519

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2025-V16, Class A3
5.439%(cc)	08/15/58		4,250	$4,362,572
Series 2026-V20, Class A3
5.184%	02/15/59		2,000	2,035,691
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.223%(c)	06/15/42		1,800	1,794,258
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		760	778,472
Series 2024-05C5, Class A3
5.857%	02/15/57		6,145	6,344,362
Series 2024-05C6, Class A3
5.316%	09/15/57		4,085	4,157,236
Series 2025-5C11, Class A3
5.669%	07/15/58		6,800	7,026,488
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.178%(c)	11/15/41	CAD	777	562,307
Series 2026-VLT09, Class A, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.373%(c)	03/15/45		1,900	1,890,803
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		2,000	1,888,265
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.318%(c)	10/18/42		800	799,306
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		888	837,092
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		339	332,950
Series 2019-CD08, Class A3
2.657%	08/15/57		916	863,574
CENT,
Series 2025-CITY, Class A, 144A
4.920%(cc)	07/10/40		2,200	2,215,777
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		212	211,451
Series 2016-C07, Class A2
3.585%	12/10/54		334	331,947
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		312	307,626
Series 2019-GC41, Class A4
2.620%	08/10/56		385	360,872
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49		398	396,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	130	$119,033
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	295	291,782
Series 2018-CX12, Class A3
3.959%	08/15/51	270	267,354
Series 2019-C17, Class A4
2.763%	09/15/52	145	137,341
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 144A
4.764%(cc)	11/10/41	2,800	2,792,571
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42	1,244	1,222,907
Series 2025-GATE02, Class C, 144A
5.144%(cc)	11/10/42	210	206,014
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	239	238,397
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.725%(cc)	07/25/31	22,615	745,883
Series K736, Class X1, IO
1.257%(cc)	07/25/26	77	104
Series K741, Class X1, IO
0.538%(cc)	12/25/27	200	1,600
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.197%(cc)	05/25/52	700	689,401
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	850	803,399
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	617,063
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	21,913
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	60	56,682
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	180,168
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	1,100	1,074,200
Series 2025-PRM07, Class C, 144A
4.941%(cc)	11/10/42	265	257,776
SLG Office Trust,
Series 2026-OMA, Class A, 144A
4.965%(cc)	04/15/41	2,600	2,600,516
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51	440	434,811

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C16, Class A3
3.344%	04/15/52		385	$376,739
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		303	299,243
Series 2017-C41, Class A3
3.210%	11/15/50		575	565,725
Series 2018-C45, Class A3
3.920%	06/15/51		1,469	1,451,956
Series 2019-C52, Class A4
2.643%	08/15/52		235	223,326
Series 2021-C59, Class A5
2.626%	04/15/54		140	126,044
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
4.987%(c)	05/15/31		388	387,831
Series 2024-5C1, Class A3
5.928%	07/15/57		1,800	1,861,441
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57		3,715	3,858,205
Series 2025-5C5, Class A3
5.590%	07/15/58		7,710	7,952,042
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class A, 144A
4.993%(cc)	07/15/40		166	169,699

Total Commercial Mortgage-Backed Securities (cost $108,004,328)				107,454,506
Corporate Bonds — 4.7%
Aerospace & Defense — 0.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30		625	649,099
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28		260	254,797
3.625%	02/01/31		1,525	1,449,566
5.040%	05/01/27		1,190	1,196,292
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31		635	677,593
6.528%	05/01/34		490	533,756
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33		335	345,854
7.500%	02/01/29		125	129,637
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32		1,330	1,358,862
				6,595,456
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,185,581
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		191	$183,248
6.343%	08/02/30		113	120,463
				1,489,292
Airlines — 0.0%
American Airlines 2016-3 Class A Pass Through Trust,
Pass-Through Certificates
3.250%	04/15/30		86	81,836
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		7	6,674
5.750%	04/20/29		1,835	1,819,880
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		449	448,325
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31		2,380	2,330,918
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		507	497,013
				5,184,646
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		979	927,186
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	148,123
				1,075,309
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	800	910,754
3.500%	06/27/31	EUR	2,500	2,812,270
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	608,096
4.750%	01/15/43		15	11,321
6.625%	10/01/28		420	434,308
9.625%	04/22/30		740	841,710
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	192,017
4.000%	11/13/30		1,365	1,271,730
4.950%	05/28/27		630	629,772
4.970%	04/06/29		1,850	1,827,068
5.730%	09/05/30		820	819,378
5.753%	04/06/33		200	196,047
5.850%	05/17/27		600	604,406
5.875%	11/07/29		1,600	1,618,976
6.798%	11/07/28		385	398,887

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
6.800%	05/12/28		355	$365,715
7.200%	06/10/30		311	327,301
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.900%	10/06/29(a)		1,955	1,964,377
5.350%	01/07/30		2,850	2,901,721
5.550%	07/15/29		930	951,937
5.625%	04/04/32		590	603,523
5.850%	04/06/30		620	641,974
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		1,145	1,139,451
4.875%	11/01/27		1,040	1,044,463
5.600%	03/30/28		775	788,828
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	300	389,099
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,998,328
5.493%(ff)	11/15/30(oo)	EUR	500	575,035
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.625%	07/19/29	EUR	390	407,141
				27,275,633
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		275	281,187
Forvia SE (France),
Sr. Unsec’d. Notes
5.625%	06/15/30	EUR	270	313,250
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	260	311,223
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	612,449
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		395	400,746
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		665	665,829
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		9,590	9,575,488
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	300	353,087
				12,513,259
Banks — 1.1%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,200	1,317,059
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	800	$841,263
1.375%	07/05/32	EUR	200	202,755
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	547,134
3.800%	10/27/30	CNH	25,720	4,068,190
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	690	828,720
Sub. Notes, EMTN
3.750%(ff)	12/02/36	EUR	200	223,005
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,800	3,309,910
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	2,330	2,725,220
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		299	322,020
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	600	699,842
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	300	351,783
5.500%(ff)	09/08/29	EUR	800	966,272
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		890	958,744
Sr. Non-Preferred Notes
5.565%	01/17/30		4,800	4,903,501
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	1,400	1,621,681
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	200	219,676
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	216,109
3.875%	03/13/35	EUR	700	805,341
4.000%	03/13/32	EUR	800	943,858
4.250%	03/18/37	EUR	500	583,722
5.375%	05/22/33		260	262,600
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		382	382,786
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,759	1,565,888
5.045%(ff)	02/06/37		120	118,392
5.468%(ff)	01/23/35		1,160	1,183,221
5.819%(ff)	09/15/29		1,822	1,879,452
5.933%(ff)	09/15/27		305	307,103
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		7,085	6,313,916
2.087%(ff)	06/14/29		1,050	998,588

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.496%(ff)	02/13/31		1,670	$1,543,636
Sub. Notes
3.846%(ff)	03/08/37		259	239,741
5.518%(ff)	10/25/35		1,660	1,660,642
5.744%(ff)	02/12/36		1,945	1,978,771
Sub. Notes, MTN
5.425%(ff)	08/15/35		570	569,084
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	1,630	1,888,867
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	900	1,020,958
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	693,982
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.521%(ff)	02/24/32		430	420,984
7.090%(ff)	11/06/29	GBP	600	825,529
7.437%(ff)	11/02/33		375	418,291
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	181,026
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		556	572,207
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		1,180	1,197,822
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		600	562,025
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	628,216
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	911,092
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.716%(ff)	01/18/30		2,920	2,988,386
5.876%(ff)	01/14/31		4,570	4,700,761
6.612%(ff)	10/19/27		505	510,570
6.714%(ff)	10/19/29		740	774,505
7.003%(ff)	10/19/34		410	447,937
Sr. Non-Preferred Notes, 144A, MTN
5.417%(ff)	01/13/37		850	826,294
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27		2,155	2,174,791
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		700	718,047
Sr. Non-Preferred Notes, EMTN
5.375%(ff)	11/14/30	EUR	300	367,564
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		2,800	2,779,812
5.750%	05/05/26		1,500	1,502,269
5.875%	04/30/29		2,000	2,087,377
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.875%	07/12/31	EUR	800	$937,254
Citigroup, Inc.,
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)		555	557,934
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		90	82,534
2.976%(ff)	11/05/30		2,170	2,048,599
3.493%(ff)	10/22/34	EUR	1,900	2,107,344
4.412%(ff)	03/31/31		2,619	2,586,840
4.503%(ff)	09/11/31		983	971,249
4.542%(ff)	09/19/30		2,748	2,738,542
5.174%(ff)	02/13/30		1,350	1,370,736
5.449%(ff)	06/11/35		210	212,889
Sub. Notes
4.450%	09/29/27		370	369,931
5.827%(ff)	02/13/35		155	156,964
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,900	2,199,629
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	271,146
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
6.500%(ff)	09/23/29(oo)	EUR	700	833,627
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,030	5,086,022
6.316%(ff)	10/03/29		740	769,467
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		740	739,158
4.818%(ff)	09/25/33		250	244,220
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	217,577
1.750%	03/05/29	EUR	600	659,743
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	230,495
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		390	387,884
5.705%(ff)	03/01/30		2,940	3,016,626
Sr. Non-Preferred Notes, EMTN
4.500%(ff)	11/09/28	EUR	300	353,267
4.750%(ff)	06/21/30	EUR	250	299,394
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		585	575,432
4.725%(ff)	02/06/32		425	418,928
4.950%(ff)	08/04/31		580	577,982
4.999%(ff)	09/11/30		520	521,518
6.819%(ff)	11/20/29		680	713,468
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	1,500	1,698,978
Sub. Notes
7.079%(ff)	02/10/34		1,145	1,220,218

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	1,500	$1,726,146
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	2,080	1,281,921
4.750%	02/09/28	AUD	250	168,619
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.566%(ff)	04/29/32		625	613,344
6.339%(ff)	07/27/29		900	933,213
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	354,236
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.120%	02/20/31	EUR	800	888,849
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		1,300	1,301,528
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	812,064
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		2,586	2,550,532
1.992%(ff)	01/27/32		2,155	1,892,500
3.615%(ff)	03/15/28		1,615	1,601,672
3.691%(ff)	06/05/28		2,010	1,991,609
3.814%(ff)	04/23/29		120	118,346
4.223%(ff)	05/01/29		210	208,768
4.369%(ff)	10/21/31		1,425	1,397,083
4.482%(ff)	08/23/28		745	744,677
4.516%(ff)	01/21/32(a)		580	571,310
4.692%(ff)	10/23/30		3,990	3,993,073
5.049%(ff)	07/23/30		250	252,914
5.065%(ff)	01/21/37		516	505,232
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		691	630,537
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		615	581,637
3.000%(ff)	07/22/28	GBP	1,385	1,778,924
4.619%(ff)	11/06/31		1,885	1,855,789
5.130%(ff)	11/19/28		600	603,459
5.546%(ff)	03/04/30		600	614,621
Sub. Notes, EMTN
4.191%(ff)	05/19/36	EUR	800	914,176
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.858%(ff)	03/25/29		550	552,781
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	324	380,075
7.000%(ff)	05/20/32(oo)	EUR	200	241,781
Jr. Sub. Notes, EMTN
5.500%(ff)	03/01/28(oo)	EUR	375	432,317
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	2,300	$2,653,068
Sr. Preferred Notes, 144A
6.625%	06/20/33		600	648,646
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		1,610	1,573,051
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	52,871
2.069%(ff)	06/01/29		1,230	1,170,176
2.522%(ff)	04/22/31		4,112	3,799,172
2.545%(ff)	11/08/32		415	369,106
2.580%(ff)	04/22/32		182	164,580
2.739%(ff)	10/15/30		2,519	2,372,663
3.109%(ff)	04/22/41		1,740	1,326,757
3.702%(ff)	05/06/30		311	303,374
4.603%(ff)	10/22/30		1,865	1,868,622
4.851%(ff)	07/25/28		425	427,093
5.040%(ff)	01/23/28		770	773,733
5.294%(ff)	07/22/35		375	379,076
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		735	723,512
4.932%(ff)	10/16/30		600	602,777
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		480	448,501
4.789%(ff)	06/01/33		210	205,363
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		626	621,305
Sr. Unsec’d. Notes
5.087%(ff)	11/26/28		375	378,139
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	214,372
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		171	179,168
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		211	209,217
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.500%	06/29/28		1,000	1,018,968
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.197%(ff)	01/16/31		2,550	2,587,754
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.422%(ff)	05/13/36(a)		2,000	2,014,601
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	1,054,192
0.495%(ff)	10/26/29	EUR	590	631,903
4.493%(ff)	01/16/32		765	752,428
4.654%(ff)	10/18/30		2,405	2,403,231
5.073%(ff)	01/30/37		669	655,240

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.123%(ff)	02/01/29		1,915	$1,936,447
5.173%(ff)	01/16/30		150	152,124
5.230%(ff)	01/15/31		550	558,583
5.449%(ff)	07/20/29		580	590,640
5.587%(ff)	01/18/36		2,590	2,641,812
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	145,500
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,244,634
3.749%(ff)	11/07/36	EUR	2,900	3,218,825
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		270	238,442
2.943%(ff)	01/21/33		430	386,483
5.250%(ff)	04/21/34		240	240,790
5.424%(ff)	07/21/34		199	201,763
5.831%(ff)	04/19/35		65	67,468
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		989	969,492
Sub. Notes
5.314%(ff)	01/18/41		295	284,627
5.948%(ff)	01/19/38		693	710,282
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,011,431
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.213%(ff)	02/08/30		1,550	1,533,886
4.465%(ff)	11/19/31		360	354,491
4.734%(ff)	07/18/31		695	692,620
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	3,500	4,038,721
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		1,430	1,438,661
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		460	458,506
5.373%(ff)	07/21/36		125	125,979
Sub. Notes
5.423%(ff)	01/25/41		220	215,897
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	304,862
Royal Bank of Canada (Canada),
Jr. Sub. Notes
6.500%(ff)	05/24/86		1,200	1,167,049
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		401	396,923
4.858%(ff)	09/11/30		1,125	1,125,757
5.136%(ff)	09/22/36		200	192,857
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	3,500	4,026,412
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		1,000	$895,860
5.400%(ff)	04/10/37		2,170	2,092,485
5.519%(ff)	01/19/28		1,032	1,038,715
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29(a)		2,805	2,843,056
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.608%(ff)	01/12/28		1,100	1,083,269
5.005%(ff)	10/15/30		1,100	1,108,140
5.545%(ff)	01/21/29		400	405,440
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.240%	04/15/30		2,000	2,037,502
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	1,000	1,182,004
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36		720	697,419
5.122%(ff)	01/26/34		90	89,679
5.711%(ff)	01/24/35		60	61,848
5.867%(ff)	06/08/34		100	104,082
6.123%(ff)	10/28/33		120	126,978
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	1,600	1,820,238
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	3,350	3,888,360
5.384%(ff)	01/23/30		360	368,340
5.678%(ff)	01/23/35		40	41,303
5.836%(ff)	06/12/34		285	297,505
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		700	742,140
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,000	916,475
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		380	372,910
5.010%(ff)	03/23/37		410	396,630
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	329,045
0.650%(ff)	01/14/28	EUR	1,220	1,383,937
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	2,440	2,794,282
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		620	567,795
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.960%(ff)	01/23/37		385	375,071
5.150%(ff)	04/23/31		1,852	1,883,442
5.211%(ff)	12/03/35		84	83,618

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.244%(ff)	01/24/31		2,065	$2,104,527
5.499%(ff)	01/23/35		160	162,804
6.303%(ff)	10/23/29		365	380,263
6.491%(ff)	10/23/34		155	167,616
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		1,015	931,222
5.557%(ff)	07/25/34		249	254,985
				239,811,873
Beverages — 0.0%
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
3.881%	03/26/30	EUR	1,500	1,722,130
5.700%	03/26/36		166	164,740
6.625%	03/26/56		178	176,260
				2,063,130
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.850%	02/19/36		158	155,166
5.600%	03/02/43		255	251,647
5.750%	03/02/63		419	402,701
				809,514
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	620,564
4.500%	11/29/32	EUR	400	478,522
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		1,885	1,917,325
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	703,278
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes
0.500%	04/23/31	EUR	400	393,932
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	814,527
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		1,495	1,431,285
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		2,575	2,617,281
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		330	335,199
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,870	1,856,626
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	$2,043,137
				13,211,676
Chemicals — 0.0%
Advancion Sciences, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		33	26,767
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		250	229,364
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28(a)		316	328,622
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		540	481,914
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	270	257,344
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54		1,130	1,184,596
Synthomer PLC (United Kingdom),
Gtd. Notes
7.375%	05/02/29	EUR	270	197,159
				2,705,766
Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		2,700	2,424,033
Commercial Services — 0.2%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
0.550%	10/31/31	EUR	100	99,278
3.250%	05/31/29	EUR	700	811,890
3.500%	04/30/32	EUR	900	1,043,950
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		2,438	2,514,553
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		600	580,244
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,440	1,404,000
4.625%	06/01/28		1,370	1,338,490
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		785	700,184
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	105,599

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.125%	06/14/33	EUR	485	$593,651
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		3,385	3,420,193
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,698	1,947,933
4.250%	09/25/30	GBP	1,000	1,258,394
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	1,300	1,475,303
3.500%	06/15/32	EUR	1,700	1,870,136
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	728,033
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	1,470	1,727,491
5.550%	11/15/35		445	427,897
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		1,750	1,795,860
7.250%	06/15/33(a)		700	718,706
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		250	255,234
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		820	808,834
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32(a)		590	589,325
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		3,845	3,526,735
3.875%	02/15/31		86	80,881
4.875%	01/15/28(a)		620	617,456
5.250%	01/15/30(a)		1,265	1,259,421
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	68,744
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		300	303,209
				32,071,624
Computers — 0.0%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31		895	891,339
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		485	455,440
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	02/03/31	EUR	1,500	1,686,894
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,545	$2,099,401
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		1,761	1,884,914
				7,017,988
Distribution/Wholesale — 0.0%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29		565	526,890
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30		1,675	1,734,879
				2,261,769
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/30/32		2,400	2,176,096
5.000%	11/15/35		220	212,894
5.750%	06/06/28		450	461,024
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		255	255,629
5.667%(ff)	04/25/36		230	237,840
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.375%	05/30/30		1,140	1,152,848
5.750%	11/15/29		2,710	2,772,357
6.375%	05/04/28		300	308,520
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31		220	242,988
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31		1,390	1,299,460
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		165	166,579
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		1,050	1,013,426
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	630,684
5.750%	09/15/31		950	882,417
7.875%	12/15/29		1,646	1,686,983
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,300	1,431,862
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		2,000	2,198,540

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		1,440	$1,414,049
				18,544,196
Electric — 0.4%
Acquirente Unico SpA (Italy),
Sr. Unsec’d. Notes
3.500%	02/11/33	EUR	1,000	1,132,451
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31		540	478,280
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30		120	114,755
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.014%	03/01/34		199	199,325
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,100	1,214,220
4.250%	06/19/30	EUR	200	226,475
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		323	284,500
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	570,065
4.125%	04/30/33	EUR	900	1,025,327
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		1,466	1,474,337
5.672%	10/20/35		971	979,687
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		860	886,479
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
4.591%(c)	12/15/36		843	766,577
Sr. Unsec’d. Notes, 144A
6.500%	01/28/51		200	192,750
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,493	1,388,252
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		184	180,377
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31		391	372,842
4.625%	02/01/29		845	834,791
5.000%	02/01/31		1,035	1,037,890
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		645	639,604
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		171	173,863
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
5.450%	06/15/29		369	$372,244
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	350,604
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	1,000	1,121,452
Jr. Sub. Notes, EMTN
5.125%(ff)	09/17/29(oo)	EUR	400	466,113
5.625%(ff)	06/17/32(oo)	EUR	400	473,117
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		650	457,996
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.000%	06/15/32		600	597,479
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		300	294,180
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia),
Sr. Sec’d. Notes
5.375%	12/30/30		300	273,473
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	900	1,046,923
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		95	93,747
7.125%(ff)	12/01/54		951	973,544
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		4,800	4,837,500
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		427	419,460
7.625%(ff)	12/15/54		300	308,246
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		300	248,831
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	04/15/26(oo)	EUR	1,300	1,495,543
India Clean Energy Holdings (India),
Sr. Sec’d. Notes, EMTN
4.500%	04/18/27		250	242,088
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,230	1,137,627
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		400	392,000
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,740	1,811,231

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.300%	07/01/43		340	$313,814
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		260	243,060
5.400%	06/01/33		780	792,666
5.650%	05/09/34		70	71,916
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		480	431,146
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.120%(c)	07/24/26	EUR	2,100	2,413,571
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	220,384
6.500%	03/13/31		600	619,125
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	600	644,826
3.875%	01/16/29	EUR	740	865,003
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,725,429
Gtd. Notes, 144A
3.375%	02/15/29		230	218,583
3.625%	02/15/31		1,428	1,318,810
3.875%	02/15/32		439	402,817
5.250%	06/15/29		201	199,233
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		1,711	1,847,865
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,200	2,530,639
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.577%(s)	04/11/31	CAD	4,000	2,411,291
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)		515	499,023
2.500%	02/01/31		1,461	1,310,444
3.300%	12/01/27		265	259,598
3.300%	08/01/40		310	231,928
3.950%	12/01/47		740	537,460
4.550%	07/01/30		1,580	1,558,374
4.950%	07/01/50		60	49,838
5.550%	05/15/29		60	61,412
5.800%	05/15/34		270	276,502
5.900%	06/15/32		235	243,103
6.000%	08/15/35		835	862,534
6.000%	05/01/56		240	228,174
6.150%	01/15/33		180	188,384
6.950%	03/15/34(a)		930	1,019,102
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	2,000	2,031,684
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PG&E Corp.,
Jr. Sub. Notes
6.850%(ff)	09/15/56	482	$474,721
7.375%(ff)	03/15/55	880	884,951
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	480	320,176
San Diego Gas & Electric Co.,
First Mortgage
5.200%	03/15/36	225	224,337
Saudi Electricity Sukuk Programme Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.310%	01/22/29	1,400	1,380,638
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36	988	980,390
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56	315	315,792
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55	645	627,345
Southern California Edison Co.,
First Mortgage
5.450%	03/01/35	111	111,571
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	150	140,174
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30	101	99,603
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35	271	262,829
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51	4,793	4,733,405
Texas Electric Market Stabilization Funding N LLC,
Sr. Sec’d. Notes, Series A-2, 144A
4.966%	02/01/44	750	719,880
Trinidad Generation UnLtd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
7.750%	06/16/33	200	207,750
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,907	3,908,980
8.000%(ff)	10/15/26(oo)	6,239	6,290,384
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	5,710	6,147,422
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	3,547	3,538,233
5.625%	02/15/27	1,094	1,093,931
6.875%	04/15/32	515	532,912
7.750%	10/15/31	2,230	2,336,313
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	101	99,220
5.250%	10/15/35	243	236,773

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.350%	01/31/36		315	$308,271
5.700%	12/30/34		555	559,294
6.000%	04/15/34		180	185,563
				94,934,841
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	3,500	3,923,721
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		395	392,506
5.500%	04/15/34		415	409,040
6.375%	03/15/29		625	636,175
6.625%	03/15/32		470	480,726
7.250%	06/15/28		446	448,533
				6,290,701
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	750	869,826
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,665	1,545,804
				2,415,630
Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		240	233,760
Engineering & Construction — 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (Chile),
Sr. Sec’d. Notes, 144A
7.875%	02/03/30		250	253,438
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.296%(s)	06/05/34		1,344	1,092,480
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	216,923
2.000%	02/15/33	EUR	3,000	3,011,463
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		250	247,540
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,645	1,604,780
5.500%	07/31/47		600	498,540
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	346,320
TAV Havalimanlari Holding A/S (Turkey),
Gtd. Notes
8.500%	12/07/28		250	254,922
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		249	$229,654
				7,756,060
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		2,025	1,948,718
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		7,500	7,597,828
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,060	1,079,525
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,065	3,037,046
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		600	559,992
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31		550	534,353
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		1,046	1,044,113
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		815	704,500
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		2,600	2,707,189
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	45,432
7.125%	02/15/31		630	661,853
				19,920,549
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		405	419,195
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		300	296,736
5.625%	03/31/32		2,150	2,115,581
5.750%	03/31/34		415	406,165
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		800	771,452
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)		800	787,958
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	3,247	3,537,245
8.125%	05/14/30	GBP	2,939	3,583,718

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	3,350	$3,648,218
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.500%	01/15/36		1,140	1,134,787
5.950%	04/20/35		1,625	1,678,999
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	618,371
4.375%	01/31/32		874	814,655
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		430	433,910
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	2,600	1,920,936
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		1,075	1,000,642
				22,749,373
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	75,306
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		274	281,286
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		510	530,125
Gtd. Notes, Series 21A
3.150%	09/30/51		60	38,431
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,309,355
				2,234,503
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.375%	03/08/28	EUR	300	334,209
3.250%	03/08/34	EUR	2,300	2,549,857
3.375%	03/08/29	EUR	390	450,231
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,705,034
Medtronic, Inc.,
Gtd. Notes
2.950%	10/15/30	EUR	3,200	3,618,606
3.650%	10/15/29	EUR	1,000	1,164,912
3.875%	10/15/36	EUR	400	457,841
Solventum Corp.,
Sr. Unsec’d. Notes
5.450%	03/13/31		771	791,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
5.600%	03/23/34		465	$475,333
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	204,061
				12,751,146
Healthcare-Services — 0.1%
Concentra Health Services, Inc.,
Gtd. Notes, 144A
6.875%	07/15/32(a)		845	874,280
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	137,608
4.625%	06/01/30		2,605	2,504,619
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		320	282,725
3.500%	09/01/30		640	607,718
4.125%	06/15/29		710	700,552
4.600%	11/15/32		468	455,392
5.500%	06/15/47		250	229,228
5.600%	04/01/34		120	122,535
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29		1,005	1,044,947
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		3,000	2,889,101
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		400	405,786
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	534,381
4.375%	01/15/30		1,710	1,655,575
4.625%	06/15/28		855	847,769
5.125%	11/01/27		1,041	1,040,076
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33(k)		1,225	1,196,441
5.000%	04/15/34(k)		1,625	1,625,273
5.875%	02/15/53(k)		1,985	1,959,191
				19,113,197
Holding Companies-Diversified — 0.1%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	255	305,426
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		14,310	13,910,877
				14,216,303

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	134	$126,743
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	49,774
7.250%	10/15/29(a)	1,108	1,108,272
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	506	464,898
6.250%	09/15/27	741	738,984
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,165	2,050,840
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	500	494,904
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,774	1,683,082
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	2,190	2,196,278
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	805	796,210
			9,709,985
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	440	423,704
6.625%	05/15/32(a)	220	210,302
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	950	982,400
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	534	496,742
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29	223	71,364
			2,184,512
Insurance — 0.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	2,040	2,018,323
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	1,335	1,385,980
8.375%	02/01/34	2,085	2,030,843
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30	1,205	1,191,848
Sr. Sec’d. Notes, 144A
5.543%	08/22/35	700	684,322
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.422%	11/29/35	JPY	100,000	$597,129
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	450,831
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	286,826
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,545	1,508,878
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29(a)		1,000	1,012,646
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	756,686
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	750,598
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
5.300%	01/13/30		780	791,511
MetLife, Inc.,
Sub. Notes
5.850%(ff)	03/15/56		76	74,590
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	639,705
				14,180,716
Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.625%	11/13/32	GBP	2,100	2,693,692
5.650%	02/15/56		215	214,144
5.875%	02/13/58	GBP	800	998,513
Amazon.com, Inc.,
Sr. Unsec’d. Notes
5.800%	03/13/56		280	279,316
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		3,447	3,549,973
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	800	900,685
4.250%	05/15/29	EUR	465	548,220
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		996	969,466
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		379	371,726
5.400%	08/15/54		300	271,667
5.500%	11/15/45		630	596,591

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
5.625%	11/15/55		294	$275,389
Rakuten Group, Inc. (Japan),
Sr. Unsec’d. Notes
11.250%	02/15/27		680	703,800
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35(a)		1,605	1,558,738
				13,931,920
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,560	2,524,800
Gtd. Notes, EMTN
3.375%	10/14/32	EUR	1,700	1,876,522
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,346,672
TVF Varlik Kiralama A/S (Turkey),
Gtd. Notes
6.950%	01/23/30		930	919,835
				6,667,829
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		745	745,002
7.375%	05/01/33		1,320	1,291,793
7.500%	09/15/31		2,100	2,095,448
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33		415	411,468
6.000%	12/15/35		635	626,284
				5,169,995
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		75	73,991
6.750%	02/01/32		375	372,188
7.750%	02/15/29		1,215	1,258,521
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,555	1,560,660
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		520	525,596
				3,790,956
Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,875	1,866,382
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37(a)		1,145	1,140,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	2,009	$1,976,492
6.500%	04/15/32(a)	1,800	1,814,611
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29	980	918,623
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	12/15/29	250	239,013
			7,955,913
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	300	311,685
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	850	884,720
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	180	179,205
			1,375,610
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	245	241,693
Sr. Unsec’d. Notes
4.500%	05/01/32	265	236,951
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	105	95,526
4.250%	01/15/34(a)	655	560,376
4.500%	08/15/30	50	46,665
4.750%	03/01/30	1,548	1,468,248
5.000%	02/01/28	90	89,171
5.125%	05/01/27	95	95,017
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	620	579,314
2.300%	02/01/32(a)	400	342,823
2.800%	04/01/31	1,227	1,101,223
3.900%	06/01/52	723	459,877
4.800%	03/01/50	133	98,643
5.250%	04/01/53(a)	380	297,836
6.650%	02/01/34	460	479,651
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	360	199,873
3.200%	07/15/36	300	251,510
3.250%	11/01/39	540	415,768
5.500%	05/15/64	330	291,790
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	105	100,798

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	$939,562
4.125%	12/01/30		425	254,833
5.375%	02/01/28		725	536,694
5.500%	04/15/27		1,625	1,410,202
6.500%	02/01/29		235	149,998
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	549,980
5.750%	01/15/30		1,000	375,712
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		85	75,962
7.375%	07/01/28		210	203,677
7.750%	07/01/26		7,439	7,418,688
Sr. Sec’d. Notes, 144A
5.750%	12/01/28		1,335	1,292,797
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,150	2,214,972
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		2,150	2,058,625
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31		3,262	2,411,532
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.875%	11/15/40		90	81,283
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		3,075	3,125,607
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	2,000	2,286,122
4.250%	01/15/30	GBP	1,100	1,281,682
5.250%	05/15/29	GBP	675	850,992
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32		2,075	1,781,367
				36,753,040
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.750%	04/05/34		525	539,742
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	900	1,077,122
Aris Mining Corp. (Colombia),
Gtd. Notes
8.000%	10/31/29		250	257,688
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30		444	462,546
Unsec’d. Notes, 144A
11.500%	10/01/31		2,985	3,222,017
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		1,000	$997,880
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	400	426,971
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		1,680	1,712,533
5.634%	04/04/34		1,134	1,157,569
6.375%	10/06/30		150	159,161
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		797	797,364
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		915	944,655
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,390	1,316,511
6.875%	01/30/30		1,550	1,563,635
Vale Canada Ltd. (Canada),
Sr. Unsec’d. Notes
7.200%	09/15/32		900	976,500
				15,611,894
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	200	237,252
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31		535	538,615
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	1,040,161
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	275	322,627
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,400	2,702,491
				4,841,146
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		250	251,223
African Export-Import Bank (The) (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
3.994%	09/21/29		250	232,458
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	1,300	1,523,622
4.750%	04/16/29	GBP	600	791,865
5.000%	01/24/29		565	577,826

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	$216,808
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	178,848
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	617,344
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.621%(s)	03/31/27		1,500	1,440,627
				5,830,621
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32		765	769,594
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	738,715
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		150	146,331
5.600%	06/13/28		665	676,486
6.000%	06/13/33		385	400,058
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		35	40,837
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		565	574,032
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,550,420
6.125%(ff)	03/18/35(oo)		880	887,722
6.450%(ff)	12/01/33(oo)		406	421,225
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	213,808
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		31	29,564
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		2,260	2,291,797
9.750%	10/15/30		1,200	1,286,190
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30		1,029	1,085,955
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		265	270,660
5.200%	04/18/27		455	458,809
6.250%	03/15/33		129	137,742
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		250	263,838
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,900	$1,899,988
5.375%	03/15/30		1,276	1,287,168
Gtd. Notes, 144A
5.875%	02/01/29		1,851	1,851,192
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,400	1,379,029
6.000%	04/15/30		1,558	1,515,457
6.000%	02/01/31		1,275	1,234,155
6.250%	04/15/32		1,436	1,389,004
8.375%	11/01/33		695	724,076
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		2,050	1,834,381
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30		1,770	2,015,638
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	472,241
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,301,295
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	600	779,468
6.625%	01/16/34	GBP	1,200	1,592,291
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	200	229,619
5.950%	01/28/31		2,275	2,175,924
6.700%	02/16/32		1,030	1,008,113
10.000%	02/07/33		3,080	3,508,890
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	466	529,469
Gtd. Notes, MTN
8.750%	06/02/29		3,740	3,932,236
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,140,455
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28		235	241,506
8.625%	11/01/30		1,355	1,427,251
8.750%	07/01/31(a)		50	52,303
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29		805	825,766
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30		350	353,504
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		300	276,900

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
TotalEnergies SE (France),
Jr. Sub. Notes
4.500%(ff)	08/19/34(oo)	EUR	850	$962,911
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,514,061
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		1,655	1,706,454
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30		1,430	1,481,809
				52,116,743
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,200	1,092,187
6.000%	06/15/29		5,625	5,716,332
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		3,700	3,461,077
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		1,550	1,466,237
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)		870	800,087
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		415	421,355
				12,957,275
Pharmaceuticals — 0.1%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32		245	251,125
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		550	549,144
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		578	488,202
5.000%	02/15/29		219	160,481
5.250%	01/30/30		2,669	1,743,497
5.250%	02/15/31		657	402,715
6.250%	02/15/29		3,574	2,680,500
7.000%	01/15/28		107	93,247
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		169	154,806
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	200	229,844
Cencora, Inc.,
Sr. Unsec’d. Notes
4.900%	02/13/36		208	203,673
5.125%	02/15/34		100	100,785
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		140	$123,161
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	2,000	2,286,446
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		425	346,906
				9,814,532
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,475	1,470,303
6.625%	02/01/32		475	486,172
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32		680	619,235
4.500%	10/01/29		390	387,651
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		480	502,485
5.962%	02/15/55		175	170,510
6.036%	11/15/33		685	722,107
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37		1,035	1,119,991
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		290	287,644
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31		875	907,484
Jr. Sub. Notes
6.500%(ff)	02/15/56		971	958,126
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,708,234
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,605,017
Sr. Unsec’d. Notes
5.400%	10/01/47		790	702,189
5.550%	05/15/34		300	305,205
5.600%	09/01/34		270	275,453
6.400%	12/01/30		175	187,016
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		320	316,220
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	1,900	2,146,211
3.375%	06/29/30	EUR	800	929,115
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	198,688

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36	925	$926,850
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	326	325,126
5.200%	03/01/47	675	596,495
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27	780	778,071
5.650%	11/01/28	435	446,626
6.050%	09/01/33	500	523,996
6.350%	01/15/31	80	85,044
Gtd. Notes, 144A
5.625%	01/15/28	180	182,281
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	1,095	1,126,558
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,412	1,399,765
6.000%	12/31/30	1,920	1,907,337
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	1,770	1,819,243
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35	1,265	1,275,981
6.150%	03/01/29	510	531,633
6.500%	03/30/34	265	286,521
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	240	239,696
5.500%	03/01/30	1,875	1,893,640
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	38,030
4.125%	08/15/31	975	906,809
6.250%	01/15/30	1,730	1,769,313
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	7,290	7,256,962
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	2,265	2,450,015
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	825	801,649
4.500%	03/01/28	245	245,287
5.250%	02/01/50	297	250,466
6.350%	01/15/29	235	244,701
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	589	584,567
			45,897,718
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	$1,009,172
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	435,987
1.625%	04/20/30	EUR	200	209,976
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33		300	289,875
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	524,723
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		540	511,170
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32		1,240	1,192,762
6.125%	03/01/34		1,240	1,191,833
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,299,749
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	353,666
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	545,058
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	294,646
3.200%	08/14/27	CNH	7,000	1,023,923
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.125%	09/14/34	EUR	300	267,452
				10,149,992
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36		190	184,886
5.500%	10/01/35(a)		1,380	1,374,802
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		2,108	2,096,411
4.050%	07/01/30		394	383,244
4.125%	05/15/29		1,075	1,060,785
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		296	287,163
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	1,600	1,544,216
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		450	398,659

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes
4.750%	02/15/28		554	$531,883
Essex Portfolio LP,
Gtd. Notes
5.375%	04/01/35		1,135	1,144,443
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	747,109
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	900,685
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	224,891
5.375%	02/15/35(a)		2,100	2,106,803
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31(x)		270	231,433
4.875%	02/01/35(x)		670	639,631
5.450%	08/15/30(x)		321	325,612
Lineage Europe Finco BV (Netherlands),
Gtd. Notes
4.125%	11/26/31	EUR	2,600	2,910,284
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	441,235
4.625%	08/01/29(a)		280	218,120
5.000%	10/15/27		2,262	2,107,666
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	101,508
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30		1,800	1,821,652
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		1,475	1,419,256
5.875%	10/01/28		3,400	3,380,930
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	405,368
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	1,400	999,426
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	4,900	5,495,681
4.875%	07/06/30	EUR	3,030	3,635,485
5.000%	10/15/29	GBP	800	1,049,414
5.750%	12/05/31	GBP	585	781,817
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,570	1,599,024
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,725	2,582,482
3.875%	02/15/27		1,245	1,232,495
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	$694,051
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	969,558
6.500%	10/15/30		1,125	1,143,852
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	800	923,034
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30(a)		700	698,423
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,584
4.250%	12/01/26		30	29,922
4.500%	09/01/26		130	129,830
4.500%	01/15/28		435	432,335
5.750%	02/01/27		5	5,029
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	1,038,705
				50,438,822
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	419,348
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	450	520,132
7.375%	08/31/32	GBP	550	724,340
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,372	2,469,947
9.000%	06/01/31		8,098	8,758,785
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,252,158
12.000%	11/30/28		3,555	3,799,406
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	47,844
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	397,206
3.875%	10/01/31		1,161	1,053,792
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,715,125
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32		670	686,177

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	$1,002,893
				25,847,153
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	600	785,115
7.500%(ff)	12/20/30(oo)	GBP	600	795,107
Sr. Preferred Notes, EMTN
3.250%	09/05/29	EUR	330	377,944
				1,958,166
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
1.950%	02/15/28(k)		294	282,299
2.600%	02/15/33(k)		1,060	925,969
Sr. Unsec’d. Notes
3.469%	04/15/34		418	376,706
4.350%	02/15/30(k)		540	538,205
5.200%	07/15/35		139	140,018
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		1,040	1,075,389
6.250%	01/25/35		1,005	1,051,910
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31(a)		890	816,819
Sr. Unsec’d. Notes
5.450%	07/15/35(a)		823	836,133
5.950%	09/15/33		120	126,419
				6,169,867
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)		1,850	1,759,494
9.250%	06/01/30		1,675	1,629,076
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		380	371,968
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33		505	523,012
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34		690	721,578
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		135	85,587
4.000%	07/15/46		70	47,202
5.375%	09/27/54		103	79,675
6.000%	08/03/55		448	375,623
6.550%	02/04/46		467	436,005
6.700%	02/04/56		1,550	1,435,704
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
6.850%	02/04/66		430	$394,779
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		395	389,027
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32		450	429,169
				8,677,899
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		147	113,962
3.950%	04/30/31	EUR	850	993,201
4.900%	11/01/35		521	507,992
5.550%	11/01/45		270	255,437
5.700%	11/01/54		625	585,884
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		1,875	1,909,327
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		10,375	10,334,478
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		402	407,949
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		11,250	12,150,004
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	400	376,484
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.000%	01/15/30		1,460	1,469,051
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,675	1,675,218
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		200	200,563
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		900	938,851
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		2,220	2,260,553
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes
6.250%	03/25/29		270	268,215
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		670	673,291
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		1,366	1,378,948

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	$114,806
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		3,320	3,509,544
8.750%	03/15/32		1,218	1,449,360
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		5,990	5,935,911
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	40,216
3.200%	02/19/32	EUR	1,106	1,241,336
5.000%	02/15/36		820	806,114
Turkcell Iletisim Hizmetleri A/S (Turkey),
Sr. Unsec’d. Notes
5.800%	04/11/28		250	248,985
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		735	747,543
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,606,599
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		450	471,347
				52,671,169
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,782,569
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	500	524,334
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33	CHF	900	1,117,628
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	812,992
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	518,029
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		1,417	1,444,263
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	164	158,218
1.875%	05/25/32	EUR	2,000	2,096,001
3.250%	05/25/34	EUR	200	222,278
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	300	266,117
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	$586,874
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	1,400	1,545,674
3.125%	05/25/34	EUR	500	552,639
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		3,575	3,325,691
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	180,336
7.125%	02/01/32		495	510,754
				15,644,397
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	790,892
5.750%	05/24/26		490	490,420
6.050%	08/01/28		350	360,224
				1,641,536
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31		800	784,000

Total Corporate Bonds (cost $1,001,593,180)				1,001,633,422
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.423%(c)	01/28/32		1,542	1,536,852
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%
8.506%(c)	11/17/28		960	933,189
Term B Loan, 1 Month SOFR + 5.000%
8.756%(c)	11/17/28		4,175	4,063,235
				6,533,276
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	1,625	1,870,894
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28		199	32,780
Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	6,000	6,904,447

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail (cont’d.)
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%
8.228%(c)	08/31/32	GBP	1,450	$1,914,959
				8,819,406

Total Floating Rate and Other Loans (cost $16,975,788)				17,256,356
Municipal Bonds — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		225	240,074
Oklahoma — 0.0%
Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series 2022-PSO, Class A1
4.135%	12/01/33		3,693	3,660,283
Taxable, Revenue Bonds, Series 2022-PSO, Class A2
4.623%	06/01/44		3,285	3,192,777
				6,853,060

Total Municipal Bonds (cost $6,931,969)				7,093,134
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		396	354,434
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		152	133,933
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,005	830,748
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		356	349,624
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50		636	560,140
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
9.912%(c)	03/25/42		130	135,510
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.912%(c)	03/25/42		100	103,795
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.612%(c)	09/25/45		416	415,312
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37		65	63,244
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.112%(c)	04/25/34		26	26,452
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	$28
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	09/25/41	430	431,463
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.012%(c)	12/25/41	200	201,376
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.435%(cc)	05/25/48	2,338	2,157,896
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	51	8,043
Series 4910, Class MI, IO
4.000%	08/25/49	67	13,551
Series 5020, Class IH, IO
3.000%	08/25/50	319	54,492
GS Mortgage-Backed Securities Trust,
Series 2020-INV01, Class A14, 144A
2.897%(cc)	10/25/50	546	472,202
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	768	633,283
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	787	649,251
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65	287	278,976
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	196	177,746
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
4.623%(c)	08/25/50	103	100,549
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	171	154,023
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	238	208,123
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70	1,855	1,849,789
New Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.824%(cc)	11/25/65	1,245	1,233,258
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.562%(c)	04/25/34	75	75,018
OBX Trust,
Series 2026-NQM02, Class A1A, 144A
4.818%(cc)	12/01/65	1,560	1,548,494
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47	528	500,464

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		159	$145,821
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		173	165,907
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		43	41,252
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.793%(c)	10/25/59		12	11,776
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		791	652,956
Verus Securitization Trust,
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		186	169,909
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		392	338,634
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		231	225,567

Total Residential Mortgage-Backed Securities (cost $16,800,371)				15,473,039
Sovereign Bonds — 1.8%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,500	1,660,832
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		1,000	1,018,441
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,551,260
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	230	270,254
4.690%	10/28/34	EUR	200	241,980
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	600	799,340
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,600	1,907,596
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		1,025	903,025
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	100	100,371
3.375%	11/25/32	EUR	500	571,488
3.375%	05/25/34	EUR	900	1,013,650
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,020	3,025,678
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	$522,343
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	720	874,622
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	900	1,071,816
Sr. Unsec’d. Notes, Series 12.5Y
4.875%	05/13/36	EUR	275	339,324
Sr. Unsec’d. Notes, Series 13Y
5.000%	03/05/37		630	606,747
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	30,919
Bundesobligation (Germany),
Bonds, Series 191
2.400%	04/18/30	EUR	12,009	13,726,092
Bonds, Series 192
2.200%	10/10/30	EUR	4,920	5,563,171
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.600%	08/15/35	EUR	14,865	16,638,120
2.900%	02/15/36	EUR	980	1,121,631
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/16/27	EUR	20,315	23,237,173
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	439,306
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		4,200	3,721,200
3.875%	07/09/31	EUR	200	231,316
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	86,889
3.950%	06/29/43	CNH	18,500	3,320,173
4.000%	11/30/35	CNH	5,000	862,225
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,491,314
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	1,500	1,710,839
City of Montreal (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	359,575
3.500%	12/01/38	CAD	700	456,081
4.400%	12/01/43	CAD	700	478,175
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	800	515,965
City of Toronto (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	175,527
2.950%	04/28/35	CAD	900	597,263

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	1,500	$886,191
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,920	2,172,628
5.000%	09/19/32	EUR	510	554,486
5.625%	02/19/36	EUR	740	781,882
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	109,028
1.125%	03/04/33	EUR	200	199,772
1.500%	06/17/31	EUR	2,205	2,345,904
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,389,063
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	79,540	3,764,733
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	19,140	891,848
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.050%	02/03/31		200	206,800
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes
5.500%	08/17/30		3,070	3,077,675
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		2,320	2,325,800
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		522	512,474
9.250%	01/29/39		200	196,200
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
2.250%	01/30/35		433	380,787
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		295	288,805
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	202,577
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	255	306,490
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	2,700	3,115,410
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		540	515,160
French Republic Government Bond OAT (France),
Bonds, 144A
2.700%	02/25/31	EUR	450	509,655
2.750%	02/25/30	EUR	337	385,483
3.000%	06/25/49	EUR	666	622,428
3.250%	05/25/55	EUR	494	459,239
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		3,000	$2,983,830
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
5.000%(cc)	07/03/35		800	680,000
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	9,400	9,373,815
3.375%	06/15/34	EUR	126	143,005
4.125%	06/15/54	EUR	753	822,559
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	154,051
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	622,854
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	2,050,490	6,084,573
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		200	194,500
6.125%	05/22/28		200	204,596
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	200,395
6.750%	09/25/52		200	206,172
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,000	1,145,378
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,290	2,285,622
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	1,000	1,084,076
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	1,021,649
1.400%	10/30/31	EUR	300	301,895
2.900%	10/31/35	CNH	6,000	856,777
4.125%	01/15/37	EUR	3,000	3,259,982
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,744,163
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	96,241
1.500%	01/18/27	EUR	100	113,665
6.875%	10/21/34	GBP	200	280,769
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,423	2,459,345
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		600	607,875
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	560	678,236
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,704,364
3.650%	08/01/35	EUR	22,306	25,429,687

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	30	$34,866
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	1,600	1,777,875
4.150%	10/01/39	EUR	178	205,758
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	774,212
3.250%	03/01/38	EUR	10,185	10,912,500
3.350%	03/01/35	EUR	65	72,915
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	10,037	11,142,837
Sr. Unsec’d. Notes, Series 5Y
3.000%	10/01/29	EUR	958	1,104,364
3.350%	07/01/29	EUR	465	542,507
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	938,550
6.625%	03/22/48	EUR	2,545	2,533,760
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41(a)		641	560,875
Japan Government Thirty Year Bond (Japan),
Bonds, Series 85
2.300%	12/20/54	JPY	288,600	1,378,345
Bonds, Series 86
2.400%	03/20/55	JPY	1,246,300	6,084,373
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	1,248,450	6,140,569
Bonds, Series 194
2.700%	09/20/45	JPY	100,000	579,476
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	174,206
2.375%	11/09/28	EUR	1,670	1,889,854
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	2,330	2,688,768
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	589,331
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	748,397
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	1,200	1,454,235
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	112,500	5,728,882
7.750%	05/29/31	MXN	145,760	7,740,537
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	110,500	5,635,836
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,690,534
2.250%	08/12/36	EUR	735	659,675
3.500%	09/19/29	EUR	2,150	2,437,861
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
4.500%	03/19/34	EUR	1,230	$1,380,651
5.125%	03/19/38	EUR	770	859,077
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27		9,700	9,313,455
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	3,510	2,298,635
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	924,201
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	187,200
5.662%	02/23/38(a)		825	791,475
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
2.739%	01/29/33		200	175,800
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,539,417
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,629,763
1.200%	04/28/33	EUR	1,170	1,109,261
3.625%	02/04/32	EUR	900	1,019,460
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%(cc)	10/20/40		1,000	887,400
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	500	276,246
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	1,000	501,828
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	1,500	834,060
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.450%	06/01/45	CAD	1,000	602,379
Province of Quebec (Canada),
Unsec’d. Notes
3.500%	12/01/45	CAD	102	61,922
3.500%	12/01/48	CAD	1,500	886,933
Unsec’d. Notes, MTN
4.611%(s)	10/01/39	CAD	1,000	386,199
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	1,000	580,016
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	08/22/33	AUD	1,150	631,668
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,279	1,341,604

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	1,618	$2,015,463
6.000%	08/04/28	GBP	1,436	1,941,288
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		400	382,671
4.000%	10/17/49		690	525,815
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		998	729,092
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		567	594,749
Republic of Poland Government Bond (Poland),
Bonds, Series 1035
5.000%	10/25/35	PLN	16,599	4,186,975
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,424,103
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	51,505	3,010,217
Bonds, Series 2040
9.000%	01/31/40	ZAR	26,250	1,459,106
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		1,350	1,046,250
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.375%	01/30/34		1,000	994,000
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	35	38,615
5.500%	09/18/28	EUR	1,450	1,726,681
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	43,965
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	2,035,660
3.875%	10/29/35	EUR	45	43,965
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	1,019,557
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	4,136,064
3.125%	05/15/27	EUR	1,875	2,144,192
6.500%	09/26/33		2,270	2,365,817
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28		880	895,840
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,300	2,603,619
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	464,945
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	54,147
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	355,821
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.000%	09/19/33		1,400	$1,449,994
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,848,337
1.200%	10/31/40	EUR	440	360,680
1.900%	10/31/52	EUR	600	449,855
3.450%	10/31/34	EUR	1,058	1,229,847
3.450%	07/30/43	EUR	368	399,268
4.000%	10/31/54	EUR	3,940	4,461,744
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	133,365
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		436	450,824
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	1,200	1,540,670
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	4,220	2,348,273
2.250%	11/20/34	AUD	1,000	534,123
United Kingdom Gilt (United Kingdom),
Bonds
4.125%	03/07/31	GBP	31,625	41,216,735
4.250%	12/07/46	GBP	6,000	6,735,827

Total Sovereign Bonds (cost $407,067,927)				398,021,020
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
2.500%	11/01/51		1,130	972,144
3.500%	09/01/42		1	515
3.500%	10/01/42		1	1,286
4.000%	10/01/40		1	989
4.000%	10/01/40		2	1,676
4.000%	12/01/40		1	727
4.000%	10/01/47		1	1,337
5.000%	07/01/33		—(r)	100
5.000%	11/01/33		—(r)	451
5.000%	11/01/33		—(r)	480
5.000%	11/01/33		1	994
5.000%	11/01/33		1	1,075
5.000%	12/01/35		—(r)	300
5.000%	04/01/40		2	1,522
5.000%	07/01/40		1	1,219
5.000%	07/01/41		1	1,317
5.000%	10/01/53		410	405,388
5.000%	12/01/55		1,286	1,273,157
5.500%	12/01/52		328	331,316
5.500%	12/01/55		975	986,446
5.500%	12/01/55		1,527	1,542,279
6.000%	10/01/32		—(r)	13
6.000%	03/01/33		1	1,079
6.000%	06/01/37		—(r)	229

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	07/01/38	1	$987
6.000%	07/01/53	3,201	3,287,710
6.000%	11/01/54	642	654,865
6.250%	07/15/32	180	200,890
6.750%	03/15/31	1,865	2,094,231
7.000%	06/01/32	—(r)	225
7.000%	06/01/32	—(r)	294
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.436%, Floor 1.750%)
6.000%(c)	02/01/35	—(r)	432
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.714%, Floor 1.815%)
6.146%(c)	01/01/37	1	775
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.848% (Cap 10.048%, Floor 1.848%)
6.384%(c)	03/01/36	1	707
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.219%(c)	12/01/36	—(r)	163
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.934% (Cap 10.452%, Floor 1.934%)
6.183%(c)	02/01/37	—(r)	368
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.032% (Cap 11.126%, Floor 2.032%)
6.398%(c)	11/01/36	1	1,092
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.955%, Floor 2.069%)
6.318%(c)	02/01/37	—(r)	484
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.317%(c)	10/01/36	—(r)	89
Federal National Mortgage Assoc.
2.500%	10/01/50	5,328	4,578,119
2.500%	07/01/51	1,068	905,694
2.500%	11/01/51	5,492	4,713,340
2.500%	01/01/52	709	605,971
3.000%	08/01/27	1	560
3.000%	08/01/27	1	562
3.000%	11/01/27	1	671
3.000%	02/01/43	2	1,688
3.000%	12/01/44	1	715
3.500%	01/01/34	1	1,449
3.500%	07/01/43	115	108,560
3.500%	01/01/52	920	849,187
3.500%	05/01/52	5,114	4,714,604
4.500%	12/01/39	76	75,425
5.000%	04/01/34	1	1,131
5.000%	07/01/34	1	1,272
5.000%	07/01/37	1	1,148
5.000%	02/01/53	2,832	2,806,804
5.000%	04/01/53	2,971	2,944,419
5.000%	02/01/54	1,149	1,137,236
5.309%	08/01/41	19	19,413
5.500%	01/01/36	1	878
5.500%	03/01/36	1	994
5.500%	03/01/36	1	1,263
5.500%	11/01/36	1	544
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	08/01/37	1	$1,413
5.500%	09/01/41	—(r)	408
5.500%	09/01/53	3,666	3,693,411
5.500%	07/01/55	441	444,131
6.000%	11/01/32	1	1,279
6.000%	03/01/33	1	1,249
6.000%	04/01/33	1	1,515
6.000%	02/01/34	13	13,576
6.000%	08/01/34	1	1,094
6.000%	11/01/34	1	946
6.000%	11/01/34	57	58,966
6.000%	04/01/36	—(r)	7
6.000%	12/01/36	1	1,191
6.000%	01/01/37	—(r)	10
6.000%	02/01/37	2	1,770
6.000%	05/01/37	—(r)	24
6.000%	05/01/37	1	1,068
6.000%	05/01/38	20	21,260
6.000%	12/01/38	1	824
6.000%	04/01/39	1	1,308
6.000%	09/01/52	571	589,022
6.000%	12/01/52	551	566,466
6.000%	10/01/54	5,775	5,963,584
6.500%	07/01/32	1	740
6.500%	12/01/32	1	962
6.500%	07/01/36	—(r)	415
6.500%	10/01/36	1	1,163
6.500%	10/01/36	21	21,966
6.500%	11/01/36	1	822
6.500%	12/01/36	1	574
6.625%	11/15/30	855	950,007
6.788%	02/01/39	4	4,176
7.000%	01/01/31	—(r)	12
7.000%	04/01/32	—(r)	18
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1	760
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.847%, Floor 1.523%)
6.097%(c)	07/01/35	—(r)	405
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
6.280%(c)	08/01/37	—(r)	456
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.857% (Cap 11.111%, Floor 1.857%)
6.453%(c)	08/01/36	1	966
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.392%(c)	12/01/35	—(r)	216
Government National Mortgage Assoc.
2.500%	11/20/49	282	244,176
3.000%	06/15/43	1	773
3.000%	09/20/43	158	144,250
3.000%	01/20/44	17	15,269
3.000%	05/20/45	950	863,126
3.000%	01/20/50	119	106,766
3.000%	10/20/51	3,077	2,750,405

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. Government Agency Obligations(continued)
3.500%	08/20/42		124	$117,861
3.500%	05/20/43		85	80,443
3.500%	03/20/44		1	834
3.500%	05/20/46		1	1,214
3.500%	12/20/47		718	672,989
3.500%	12/20/49		—(r)	445
3.500%	12/20/49		1	1,191
3.500%	12/20/49		1	1,229
4.000%	10/20/40		11	11,063
4.000%	02/20/41		13	12,707
4.000%	03/20/41		53	50,636
4.000%	07/20/47		149	142,766
4.500%	05/15/39		1	1,227
4.500%	09/20/39		1	555
4.500%	05/20/40		97	96,619
4.500%	06/15/40		1	601
4.500%	07/15/40		—(r)	417
4.500%	07/15/40		1	1,181
4.500%	02/20/41		134	133,230
4.500%	03/20/41		319	316,160
4.500%	05/20/41		—(r)	446
4.500%	05/20/41		10	9,829
4.500%	06/20/41		2	1,737
4.500%	08/20/41		116	114,612
4.500%	02/20/42		1	538
4.500%	06/20/43		1	683
4.500%	06/20/44		1	637
4.500%	10/20/44		1	622
4.500%	01/20/45		1	572
4.500%	03/20/46		1	868
4.500%	05/20/46		1	722
5.000%	11/15/33		1	554
5.000%	08/15/39		1	1,480
5.000%	10/20/39		1	1,040
5.000%	07/15/40		2	1,679
5.000%	06/20/48		45	44,957
5.500%	10/20/32		—(r)	171
5.500%	03/20/34		1	606
5.500%	09/20/48		1	726
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.625%	06/07/32	GBP	1,300	1,748,624
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		528	515,133

Total U.S. Government Agency Obligations (cost $55,958,904)				55,803,547
U.S. Treasury Obligations — 3.7%
U.S. Treasury Bonds
1.250%	05/15/50		1,145	543,338
1.875%	02/15/51(h)		25,710	14,273,067
2.250%	08/15/49		913	567,772
2.375%	02/15/42		20,445	14,899,294
2.375%	05/15/51(k)		10,500	6,567,422
2.875%	05/15/49		5,900	4,192,688
2.875%	05/15/52		15,550	10,782,953
3.375%	08/15/42		14,860	12,412,744
3.375%	11/15/48		5,040	3,949,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.000%	11/15/42	45,214	$40,918,670
4.125%	08/15/44(h)	135,070	122,512,711
4.125%	08/15/53	816	715,785
4.375%	08/15/43	3,285	3,100,732
4.500%	02/15/44	13,015	12,443,560
4.625%	05/15/44	41,295	40,049,698
4.625%	11/15/44(h)(k)	39,340	38,061,450
4.750%	11/15/43	20,162	19,916,276
4.750%	02/15/45	8,815	8,662,115
4.750%	05/15/55	4,730	4,605,098
4.750%	08/15/55	1,438	1,400,927
4.875%	08/15/45	1,745	1,739,547
5.000%	05/15/45(h)	26,815	27,166,947
U.S. Treasury Notes
3.250%	06/30/29	4	3,928
3.375%	12/31/27	1,165	1,156,126
3.375%	02/29/28	39,376	39,069,913
3.500%	09/30/26	270	269,631
3.500%	10/31/27	9,661	9,610,808
3.500%	02/15/33	12,295	11,832,016
3.625%	10/31/30	18,182	17,947,623
3.625%	12/31/30	1,485	1,464,929
3.750%	05/15/28(k)	8,725	8,712,730
3.750%	10/31/32	19,580	19,173,103
3.875%	05/31/27	22,415	22,429,009
3.875%	12/31/32	4,745	4,676,791
3.875%	08/15/34(h)	32,870	32,032,842
4.000%	05/31/30	19,445	19,513,361
4.000%	06/30/32	16,575	16,502,484
4.000%	07/31/32	780	776,161
4.000%	11/15/35	440	429,206
4.125%	05/31/32	12,990	13,025,520
4.250%	11/30/26(h)	71,605	71,837,157
4.250%	05/15/35	26,530	26,459,530
4.250%	08/15/35	5,282	5,263,416
U.S. Treasury Strips Coupon
2.262%(s)	08/15/41(k)	11,760	5,489,952
3.878%(s)	05/15/41(h)(k)	36,275	17,187,755
4.500%(s)	05/15/46	1,615	574,319
4.616%(s)	05/15/44(h)(k)	26,985	10,703,888
4.795%(s)	11/15/42(h)(k)	29,250	12,660,309
4.870%(s)	02/15/41	5,585	2,685,405
4.918%(s)	05/15/43	11,245	4,726,068
4.920%(s)	08/15/48	1,420	450,331
4.928%(s)	11/15/45	455	166,005
4.967%(s)	02/15/39	1,135	617,187
5.007%(s)	05/15/39	1,130	605,766
5.021%(s)	08/15/39(k)	1,125	593,022
5.040%(s)	11/15/39(k)	1,125	583,993
5.046%(s)	11/15/43(k)	5,950	2,427,628
5.056%(s)	02/15/40	1,120	572,784
5.069%(s)	05/15/40	1,120	564,021
5.095%(s)	08/15/40	1,120	555,538
5.104%(s)	11/15/40	1,115	544,734
5.155%(s)	02/15/42(k)	26,255	11,897,919
5.158%(s)	11/15/41	1,115	512,764
5.183%(s)	05/15/42	1,115	497,962

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.192%(s)	08/15/42	1,110	$487,543
5.208%(s)	02/15/43	1,110	473,526
5.220%(s)	02/15/45	2,695	1,024,427
5.228%(s)	08/15/43(h)(k)	28,610	11,837,792
5.239%(s)	02/15/44	1,115	448,155
5.239%(s)	08/15/44	1,115	435,593
5.245%(s)	08/15/45	7,250	2,679,796
5.246%(s)	11/15/44	1,115	429,736

Total U.S. Treasury Obligations (cost $823,909,258)			804,102,309

Options Purchased*~ — 0.0%
(cost $56,177)	158,573

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—90.9% (cost $17,728,182,491)	19,524,321,393
Options Written*~ — (0.0)%
(premiums received $0)	(109,667)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—90.9% (cost $17,728,182,491)	19,524,211,726

	Shares
Short-Term Investments — 9.9%
Affiliated Mutual Funds — 9.3%
PGIM Core Ultra Short Bond Fund(wa)	1,736,200,065	1,736,200,065
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $264,188,193; includes $263,261,324 of cash collateral for securities on loan)(b)(wa)	264,395,199	264,210,122

Total Affiliated Mutual Funds (cost $2,000,388,258)		2,000,410,187

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
2.233%	06/23/26	21,205	21,030,385
3.600%	07/16/26(h)	780	771,774
3.608%	06/16/26(k)	110,000	109,163,274
3.623%	04/23/26(h)	170	169,623

Total U.S. Treasury Obligations (cost $131,141,829)				131,135,056

Value
Options Purchased*~ — 0.0%
(cost $2,010,657)	$2,110,912

Total Short-Term Investments (cost $2,133,540,744)	2,133,656,155

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—100.8% (cost $19,861,723,235)	21,657,867,881

Options Written*~ — (0.0)%
(premiums received $2,266,008)	(3,207,588)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—100.8% (cost $19,859,457,227)	21,654,660,293

Liabilities in excess of other assets(z) — (0.8)%	(171,158,726)

Net Assets — 100.0%	$21,483,501,567

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TASE	Tel Aviv Stock Exchange
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
TSX	Toronto Stock Exchange
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTKS	Tokyo Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $261,086,122; cash collateral of $263,261,324 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$70,103	$5,034	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-08/13/25	406,500	407,949	0.0
Invitation Homes Operating Partnership LP, Gtd. Notes, 2.000%, 08/15/31	10/15/24	225,295	231,433	0.0
Invitation Homes Operating Partnership LP, Gtd. Notes, 4.875%, 02/01/35	09/23/24	662,460	639,631	0.0
Invitation Homes Operating Partnership LP, Gtd. Notes, 5.450%, 08/15/30	01/24/24	320,340	325,612	0.0
Total		$1,684,698	$1,609,659	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		4,102	$—
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		23,952	—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		8,205	—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		47,905	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	2,989	10
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	5,978	20
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		3,510	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		3,510	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		3,471	15
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		13,669	91,735
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		3,471	—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		3,360	114
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		6,835	98,203
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		6,835	51,671
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		3,340	160
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		6,943	366
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		11,757	1,683
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		3,372	197
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		3,360	196
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		6,914	87,202
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		6,943	586
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		3,498	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		6,743	243
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		3,437	1
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		3,417	3
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		3,401	8
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		3,421	4
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		10,056	125
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		3,340	20
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		6,914	103
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		5,247	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		6,835	176
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		6,835	176
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		11,757	$20,564
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		6,842	5
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		3,348	6
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		3,368	6
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		3,417	4
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		3,360	54,357
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		5,288	245,092
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		5,288	245,092
Total OTC Traded (cost $1,419,721)									$898,143

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	35,700	$82,067
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	6,760	15,540
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		10,458	52,984
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		1,989	10,077
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	39,740	120,288
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	7,765	23,504
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	39,740	220
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	7,765	43
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		58,640	162,735
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		58,640	133
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.680%	3.61%(A)		11,390	60,832
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.680%	7.22%(A)		11,390	134
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		63,625	647,927
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		11,545	117,569
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	63,625	$570
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	11,545	103
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	10,458	64,373
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	1,989	12,243
Total OTC Swaptions (cost $647,113)								$1,371,342
Total Options Purchased (cost $2,066,834)								$2,269,485
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	2,989	$(22,290)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	5,978	(18,963)
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		3,510	—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		3,471	(12,460)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		3,471	(2,672)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		3,360	(18,307)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		6,835	(59,029)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		6,835	(20,248)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		3,340	(18,939)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		6,943	(151,470)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		11,757	(344,291)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		3,360	(54,247)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		3,372	(27,444)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		6,943	(35,803)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		6,743	(25,859)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		3,437	(12,563)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		3,417	(20,419)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		3,401	(61,259)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		3,421	(43,234)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		10,056	(119,906)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		3,340	(49,246)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		6,914	(75,515)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		5,247	(1,069)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		6,835	(18,613)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		6,835	(44,072)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		6,842	(27,708)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		3,368	(21,739)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		3,348	(49,531)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		3,417	(15,530)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		5,288	(23,422)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		5,288	(23,422)
Total OTC Traded (premiums received $1,329,361)									$(1,419,270)

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	35,700	$(39,350)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	6,760	(7,451)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		10,458	(32,448)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		1,989	(6,171)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	79,480	(120,953)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	15,530	(23,634)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		117,280	(175,729)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.680%		11,390	(38,866)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.680%		11,390	(24,000)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		63,625	(436,560)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		11,545	(79,216)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		63,625	(320,878)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		11,545	(58,224)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		10,458	(100,357)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		1,989	(19,087)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)		21,880	(159,228)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		106,870	(50,911)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		78,620	(24,992)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		123,000	(179,930)
Total OTC Swaptions (premiums received $936,647)									$(1,897,985)
Total Options Written (premiums received $2,266,008)									$(3,317,255)
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
766	2 Year U.S. Treasury Notes	Jun. 2026	$158,903,109	$(1,228,061)
146	5 Year Canadian Government Bonds	Jun. 2026	11,911,106	(24,333)
4	5 Year Euro-Bobl	Jun. 2026	533,679	89
6,151	5 Year U.S. Treasury Notes	Jun. 2026	665,413,273	(9,334,357)
173	10 Year Canadian Government Bonds	Jun. 2026	14,924,686	(66,868)
238	10 Year Euro-Bund	Jun. 2026	34,493,823	(859,501)
170	10 Year U.K. Gilt	Jun. 2026	19,753,803	(1,010,423)
3,930	10 Year U.S. Treasury Notes	Jun. 2026	436,414,238	(7,414,279)
2,079	10 Year U.S. Ultra Treasury Notes	Jun. 2026	235,998,995	(4,694,514)
1,139	20 Year U.S. Treasury Bonds	Jun. 2026	129,703,625	(4,155,912)
6	30 Year Euro Buxl	Jun. 2026	764,664	(15,263)
1,034	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	120,525,626	(2,885,879)
500	10 Year Australian Treasury Bonds	Jun. 2026	37,172,360	(228,931)
320	Euro Schatz Index	Jun. 2026	39,113,964	(347,779)
1	Euro-BTP Italian Government Bond	Jun. 2026	134,402	(1,202)
119	Euro-OAT	Jun. 2026	16,325,353	(398,884)
112	10 Year Korean Treasury Bonds	Jun. 2026	7,941,240	(92,867)
1,303	Mini MSCI EAFE Index	Jun. 2026	189,006,665	(2,927,711)
771	Russell 2000 E-Mini Index	Jun. 2026	96,845,310	(298,857)
1,661	S&P 500 E-Mini Index	Jun. 2026	545,700,788	(12,796,060)
245	Short Euro-BTP	Jun. 2026	29,974,947	(224,830)
				(49,006,422)
Short Positions:
496	2 Year U.S. Treasury Notes	Jun. 2026	102,892,875	615,726
93	5 Year Euro-Bobl	Jun. 2026	12,408,039	188,879
767	5 Year U.S. Treasury Notes	Jun. 2026	82,973,822	885,162
127	10 Year Euro-Bund	Jun. 2026	18,406,368	290,176
281	10 Year U.S. Treasury Notes	Jun. 2026	31,204,173	565,425
164	10 Year U.S. Ultra Treasury Notes	Jun. 2026	18,616,563	333,456
345	20 Year U.S. Treasury Bonds	Jun. 2026	39,286,875	412,603
80	30 Year Euro Buxl	Jun. 2026	10,195,522	105,413
91	British Pound Currency	Jun. 2026	7,522,288	58,705
85	Canadian Dollar Currency	Jun. 2026	6,120,000	117,948
933	Euro Currency	Jun. 2026	135,115,894	1,802,100
				5,375,593
				$(43,630,829)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
4.750%, 11/15/43	BNP	07/29/26	72,635	$99.35	$72,165,020	$71,553,537	$—	$(611,483)
2.000%, 02/15/50	CITI	06/12/26	83,815	$59.75	50,082,306	48,856,518	—	(1,225,788)
					$122,247,326	$120,410,055	$—	$(1,837,271)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	GSI	AUD	1,283	$907,176	$885,311	$—	$(21,865)
Expiring 04/15/26	MSI	AUD	5,883	4,162,111	4,058,334	—	(103,777)
Expiring 04/15/26	MSI	AUD	671	451,181	463,143	11,962	—
Expiring 04/15/26	WBC	AUD	1,939	1,302,169	1,337,350	35,181	—
Expiring 04/15/26	WBC	AUD	1,110	783,158	765,352	—	(17,806)
Expiring 04/28/26	BNP	AUD	1,646	1,127,126	1,135,323	8,197	—
Expiring 04/28/26	GSI	AUD	13,879	9,774,902	9,572,379	—	(202,523)
Expiring 04/28/26	MSI	AUD	866	609,918	597,176	—	(12,742)
Brazilian Real,
Expiring 04/02/26	GSI	BRL	124,153	23,906,105	23,959,912	53,807	—
Expiring 05/05/26	DB	BRL	52,861	10,034,572	10,133,734	99,162	—
Expiring 05/05/26	DB	BRL	17,912	3,372,000	3,433,765	61,765	—
Expiring 05/05/26	RBC	BRL	52,861	10,051,554	10,133,735	82,181	—
British Pound,
Expiring 04/22/26	BARC	GBP	914	1,205,878	1,210,336	4,458	—
Expiring 04/28/26	BARC	GBP	50	67,122	66,121	—	(1,001)
Expiring 04/28/26	CITI	GBP	105	140,571	139,559	—	(1,012)
Expiring 04/28/26	CITI	GBP	100	135,047	133,013	—	(2,034)
Expiring 04/28/26	CITI	GBP	97	129,929	128,657	—	(1,272)
Expiring 04/28/26	GSI	GBP	573	759,912	758,039	—	(1,873)
Expiring 04/28/26	HSBC	GBP	242	324,671	320,763	—	(3,908)
Expiring 04/28/26	HSBC	GBP	155	207,134	205,274	—	(1,860)
Expiring 04/28/26	MSI	GBP	1,088	1,434,554	1,439,836	5,282	—
Expiring 06/17/26	GSI	GBP	2,298	3,057,894	3,040,384	—	(17,510)
Expiring 06/17/26	GSI	GBP	1,328	1,757,781	1,757,192	—	(589)
Expiring 06/17/26	MSI	GBP	788	1,052,129	1,042,486	—	(9,643)
Expiring 06/17/26	MSI	GBP	292	389,419	385,738	—	(3,681)
Expiring 06/17/26	MSI	GBP	244	328,426	322,882	—	(5,544)
Expiring 06/17/26	MSI	GBP	218	289,522	288,477	—	(1,045)
Expiring 06/17/26	WBC	GBP	2,029	2,686,188	2,685,214	—	(974)
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	1,567	1,132,939	1,127,482	—	(5,457)
Expiring 04/15/26	GSI	CAD	339	245,480	244,069	—	(1,411)
Expiring 04/15/26	MSI	CAD	1,754	1,284,608	1,261,494	—	(23,114)
Expiring 04/28/26	BNP	CAD	17,425	12,863,437	12,541,320	—	(322,117)
Expiring 04/28/26	GSI	CAD	111	80,190	79,981	—	(209)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	3,286,622	3,525,000	3,550,654	25,654	—
Chinese Renminbi,
Expiring 04/28/26	BNP	CNH	28,327	4,124,721	4,121,963	—	(2,758)
Expiring 05/13/26	CITI	CNH	11,989	1,739,128	1,746,155	7,027	—
Expiring 06/17/26	BOA	CNH	11,827	1,719,000	1,726,387	7,387	—
Expiring 06/17/26	HSBC	CNH	14,996	2,192,000	2,189,065	—	(2,935)
Colombian Peso,
Expiring 06/17/26	BOA	COP	12,734,291	3,372,000	3,404,389	32,389	—
Expiring 06/17/26	JPM	COP	22,422,544	5,871,928	5,994,450	122,522	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	78,533	3,820,000	3,699,492	—	(120,508)
Expiring 04/22/26	BOA	CZK	57,977	2,776,000	2,731,163	—	(44,837)
Expiring 04/22/26	GSI	CZK	52,772	2,566,000	2,485,970	—	(80,030)
Expiring 04/22/26	JPM	CZK	78,461	3,822,000	3,696,136	—	(125,864)
Expiring 06/17/26	CITI	CZK	18,708	875,266	881,807	6,541	—
Danish Krone,
Expiring 06/17/26	CITI	DKK	13,899	2,140,316	2,159,153	18,837	—
Expiring 06/17/26	GSI	DKK	6,662	1,025,774	1,034,945	9,171	—
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/22/26	BARC	EUR	5,740	$6,619,782	$6,641,663	$21,881	$—
Expiring 04/22/26	CITI	EUR	6,975	8,003,265	8,071,237	67,972	—
Expiring 04/22/26	HSBC	EUR	36,241	42,846,391	41,935,295	—	(911,096)
Expiring 04/22/26	HSBC	EUR	3,194	3,776,369	3,696,067	—	(80,302)
Expiring 04/22/26	MSI	EUR	21,770	25,935,450	25,190,716	—	(744,734)
Expiring 04/22/26	MSI	EUR	10,980	13,081,042	12,705,421	—	(375,621)
Expiring 04/22/26	MSI	EUR	7,349	8,845,381	8,503,991	—	(341,390)
Expiring 04/22/26	MSI	EUR	2,367	2,848,481	2,738,543	—	(109,938)
Expiring 04/22/26	MSI	EUR	2,000	2,388,026	2,314,258	—	(73,768)
Expiring 04/22/26	SSB	EUR	100	119,502	115,712	—	(3,790)
Expiring 04/22/26	UAG	EUR	11,892	13,672,916	13,760,611	87,695	—
Expiring 04/28/26	BARC	EUR	11,659	13,587,203	13,495,684	—	(91,519)
Expiring 04/28/26	BARC	EUR	1,570	1,817,331	1,817,737	406	—
Expiring 04/28/26	BARC	EUR	1,437	1,668,779	1,663,226	—	(5,553)
Expiring 04/28/26	GSI	EUR	5,644	6,591,600	6,532,592	—	(59,008)
Expiring 04/28/26	GSI	EUR	1,973	2,292,002	2,283,225	—	(8,777)
Expiring 04/28/26	HSBC	EUR	896	1,038,589	1,037,171	—	(1,418)
Expiring 04/28/26	HSBC	EUR	657	761,148	760,103	—	(1,045)
Expiring 04/28/26	HSBC	EUR	405	464,720	468,671	3,951	—
Expiring 04/28/26	MSI	EUR	3,838	4,427,242	4,442,024	14,782	—
Expiring 06/17/26	CITI	EUR	930	1,075,456	1,078,305	2,849	—
Expiring 06/17/26	CITI	EUR	736	846,006	853,734	7,728	—
Expiring 06/17/26	GSI	EUR	2,735	3,143,286	3,172,042	28,756	—
Expiring 06/17/26	GSI	EUR	655	756,006	759,197	3,191	—
Expiring 06/17/26	MSI	EUR	3,294	3,807,782	3,821,158	13,376	—
Expiring 06/17/26	MSI	EUR	990	1,145,738	1,148,017	2,279	—
Hong Kong Dollar,
Expiring 05/13/26	CITI	HKD	36,099	4,632,256	4,614,956	—	(17,300)
Expiring 05/13/26	GSI	HKD	13,403	1,720,148	1,713,463	—	(6,685)
Indian Rupee,
Expiring 06/17/26	CITI	INR	152,574	1,637,892	1,607,365	—	(30,527)
Expiring 06/17/26	HSBC	INR	195,805	2,039,000	2,062,808	23,808	—
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	9,039	2,871,307	2,876,835	5,528	—
Expiring 04/15/26	GSI	ILS	2,734	868,690	870,305	1,615	—
Japanese Yen,
Expiring 04/22/26	BARC	JPY	224,824	1,415,621	1,419,665	4,044	—
Expiring 04/22/26	MSI	JPY	436,480	2,781,437	2,756,181	—	(25,256)
Expiring 04/28/26	BARC	JPY	21,082	133,856	133,205	—	(651)
Expiring 04/28/26	BARC	JPY	10,426	66,299	65,874	—	(425)
Expiring 04/28/26	GSI	JPY	179,394	1,137,746	1,133,502	—	(4,244)
Expiring 04/28/26	HSBC	JPY	323,653	2,062,822	2,045,000	—	(17,822)
Expiring 04/28/26	HSBC	JPY	29,000	182,231	183,237	1,006	—
Expiring 04/28/26	HSBC	JPY	27,907	174,723	176,331	1,608	—
Expiring 04/28/26	MSI	JPY	153,102	964,524	967,376	2,852	—
Expiring 05/13/26	CITI	JPY	43,722	280,841	276,562	—	(4,279)
Expiring 05/13/26	GSI	JPY	243,825	1,566,533	1,542,312	—	(24,221)
Expiring 05/13/26	MSI	JPY	1,900,561	12,210,617	12,021,950	—	(188,667)
Expiring 05/13/26	MSI	JPY	1,872,482	12,067,743	11,844,341	—	(223,402)
Mexican Peso,
Expiring 04/28/26	CITI	MXN	115,293	6,542,804	6,417,633	—	(125,171)
Expiring 04/28/26	SCB	MXN	12,055	671,233	671,025	—	(208)
Expiring 06/17/26	BARC	MXN	61,239	3,471,000	3,393,748	—	(77,252)
Expiring 06/17/26	JPM	MXN	111,787	6,330,051	6,195,022	—	(135,029)
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	166,554	$5,229,000	$5,182,440	$—	$(46,560)
Expiring 06/17/26	MSI	TWD	317,698	9,983,746	9,885,373	—	(98,373)
Expiring 06/17/26	MSI	TWD	114,578	3,605,000	3,565,160	—	(39,840)
New Zealand Dollar,
Expiring 04/15/26	MSI	NZD	1,064	615,496	611,684	—	(3,812)
Expiring 04/28/26	CITI	NZD	24,132	14,092,608	13,880,853	—	(211,755)
Expiring 04/28/26	CITI	NZD	1,343	767,626	772,513	4,887	—
Norwegian Krone,
Expiring 06/17/26	MSI	NOK	23,517	2,430,833	2,427,058	—	(3,775)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	138,641	2,313,000	2,275,961	—	(37,039)
Expiring 06/17/26	HSBC	PHP	334,131	5,544,000	5,485,164	—	(58,836)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	16,888	4,757,900	4,549,282	—	(208,618)
Expiring 04/22/26	TD	PLN	7,270	2,039,100	1,958,277	—	(80,823)
Expiring 04/28/26	HSBC	PLN	4,849	1,304,724	1,306,188	1,464	—
Singapore Dollar,
Expiring 05/13/26	CITI	SGD	5,832	4,616,677	4,550,445	—	(66,232)
Expiring 05/13/26	GSI	SGD	1,508	1,193,444	1,176,272	—	(17,172)
Expiring 06/17/26	BOA	SGD	2,856	2,252,000	2,233,821	—	(18,179)
South African Rand,
Expiring 04/28/26	BNP	ZAR	150,395	8,932,654	8,868,256	—	(64,398)
Expiring 06/17/26	BARC	ZAR	56,208	3,297,508	3,302,167	4,659	—
South Korean Won,
Expiring 05/13/26	MSI	KRW	2,465,685	1,691,184	1,641,004	—	(50,180)
Expiring 06/17/26	JPM	KRW	3,101,242	2,110,880	2,066,195	—	(44,685)
Swedish Krona,
Expiring 04/28/26	BNP	SEK	3,554	380,058	376,032	—	(4,026)
Expiring 06/17/26	CITI	SEK	5,725	610,683	607,089	—	(3,594)
Expiring 06/17/26	GSI	SEK	24,314	2,593,661	2,578,426	—	(15,235)
Expiring 06/17/26	MSI	SEK	54,180	5,826,567	5,745,691	—	(80,876)
Swiss Franc,
Expiring 06/17/26	CITI	CHF	1,958	2,503,817	2,469,671	—	(34,146)
Expiring 06/17/26	GSI	CHF	137	175,082	172,675	—	(2,407)
Expiring 06/17/26	MSI	CHF	12,482	16,008,213	15,743,462	—	(264,751)
Thai Baht,
Expiring 06/17/26	GSI	THB	74,590	2,276,000	2,276,056	56	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	233,062	5,073,227	5,159,881	86,654	—
Expiring 04/13/26	UAG	TRY	307,058	6,723,405	6,798,129	74,724	—
Expiring 04/28/26	BARC	TRY	37,655	817,851	816,021	—	(1,830)
Expiring 04/28/26	CITI	TRY	285,962	6,193,145	6,197,069	3,924	—
				$498,971,892	$493,748,971	1,063,218	(6,286,139)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	1,880	$1,257,751	$1,297,063	$—	$(39,312)
Expiring 04/15/26	CITI	AUD	419	280,155	289,241	—	(9,086)
Expiring 04/15/26	GSI	AUD	294	196,349	202,738	—	(6,389)
Expiring 04/15/26	MSI	AUD	6,300	4,446,685	4,345,506	101,179	—
Expiring 04/15/26	WBC	AUD	198	132,221	136,515	—	(4,294)
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/22/26	JPM	AUD	4,783	$3,195,469	$3,299,075	$—	$(103,606)
Expiring 04/28/26	GSI	AUD	9,167	6,451,413	6,322,300	129,113	—
Expiring 04/28/26	HSBC	AUD	1,692	1,202,367	1,166,716	35,651	—
Expiring 04/28/26	MSI	AUD	13,036	9,194,199	8,990,774	203,425	—
Brazilian Real,
Expiring 04/02/26	CITI	BRL	18,431	3,471,000	3,556,938	—	(85,938)
Expiring 04/02/26	DB	BRL	52,861	10,097,635	10,201,487	—	(103,852)
Expiring 04/02/26	RBC	BRL	52,861	10,115,025	10,201,488	—	(86,463)
British Pound,
Expiring 04/22/26	BNY	GBP	10,751	14,463,974	14,229,134	234,840	—
Expiring 04/22/26	BNY	GBP	5,245	7,056,242	6,941,675	114,567	—
Expiring 04/22/26	HSBC	GBP	5,230	6,965,314	6,922,092	43,222	—
Expiring 04/22/26	SSB	GBP	1,255	1,717,656	1,661,444	56,212	—
Expiring 04/28/26	BARC	GBP	111	146,645	146,408	237	—
Expiring 04/28/26	BARC	GBP	85	113,647	112,997	650	—
Expiring 04/28/26	BNP	GBP	96	127,892	126,848	1,044	—
Expiring 04/28/26	BNP	GBP	82	109,062	108,185	877	—
Expiring 04/28/26	CITI	GBP	34,879	46,267,652	46,164,535	103,117	—
Expiring 04/28/26	CITI	GBP	31	41,783	41,466	317	—
Expiring 04/28/26	HSBC	GBP	229	303,894	303,199	695	—
Expiring 04/28/26	HSBC	GBP	109	144,923	144,316	607	—
Expiring 04/28/26	HSBC	GBP	97	129,592	128,625	967	—
Expiring 04/28/26	HSBC	GBP	83	110,338	109,234	1,104	—
Expiring 04/28/26	HSBC	GBP	61	80,904	80,683	221	—
Expiring 04/28/26	HSBC	GBP	33	43,378	43,305	73	—
Expiring 06/17/26	CITI	GBP	7,341	9,718,080	9,714,646	3,434	—
Expiring 06/17/26	MSI	GBP	14,021	18,683,130	18,554,202	128,928	—
Canadian Dollar,
Expiring 04/15/26	GSI	CAD	1,341	983,413	964,697	18,716	—
Expiring 04/15/26	GSI	CAD	1,172	846,847	842,770	4,077	—
Expiring 04/15/26	GSI	CAD	907	661,574	652,291	9,283	—
Expiring 04/15/26	MSI	CAD	1,339	980,414	963,259	17,155	—
Expiring 04/15/26	MSI	CAD	170	123,015	122,287	728	—
Expiring 04/15/26	WBC	CAD	7,805	5,641,383	5,614,103	27,280	—
Expiring 04/22/26	CITI	CAD	12,915	9,346,059	9,293,152	52,907	—
Expiring 04/28/26	BARC	CAD	174	125,551	125,561	—	(10)
Expiring 04/28/26	BARC	CAD	39	27,907	27,911	—	(4)
Expiring 04/28/26	GSI	CAD	29,187	21,359,687	21,007,091	352,596	—
Expiring 04/28/26	HSBC	CAD	81	58,961	58,212	749	—
Expiring 04/28/26	HSBC	CAD	75	55,592	54,264	1,328	—
Expiring 04/28/26	HSBC	CAD	60	43,649	42,827	822	—
Expiring 04/28/26	HSBC	CAD	2	1,447	1,420	27	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	3,871,893	4,322,997	4,182,943	140,054	—
Chinese Renminbi,
Expiring 05/13/26	GSI	CNH	11,298	1,639,217	1,645,614	—	(6,397)
Expiring 06/17/26	BNP	CNH	229,278	33,542,348	33,468,650	73,698	—
Expiring 06/17/26	BNP	CNH	103,228	15,101,846	15,068,665	33,181	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	13,689,000	3,510,000	3,720,493	—	(210,493)
Expiring 04/06/26	CITI	COP	13,192,500	3,517,999	3,585,551	—	(67,552)
Expiring 04/06/26	CITI	COP	12,928,650	3,517,999	3,513,840	4,159	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	105,831	5,032,000	4,985,428	46,572	—
Expiring 04/22/26	CITI	CZK	38,789	1,897,000	1,827,245	69,755	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/22/26	DB	CZK	74,655	$3,564,000	$3,516,819	$47,181	$—
Expiring 04/22/26	TD	CZK	508,705	24,492,295	23,963,902	528,393	—
Expiring 04/28/26	MSI	CZK	88,799	4,170,726	4,183,439	—	(12,713)
Expiring 06/17/26	MSI	CZK	18,747	883,783	883,659	124	—
Danish Krone,
Expiring 06/17/26	MSI	DKK	22,092	3,420,795	3,431,872	—	(11,077)
Expiring 06/17/26	MSI	DKK	13,708	2,122,221	2,129,451	—	(7,230)
Expiring 06/17/26	MSI	DKK	6,829	1,058,665	1,060,842	—	(2,177)
Expiring 06/17/26	MSI	DKK	4,372	678,124	679,219	—	(1,095)
Euro,
Expiring 04/22/26	BARC	EUR	39,581	46,182,467	45,799,890	382,577	—
Expiring 04/22/26	BARC	EUR	1,598	1,907,868	1,848,981	58,887	—
Expiring 04/22/26	BNP	EUR	1,561	1,847,368	1,806,190	41,178	—
Expiring 04/22/26	BNP	EUR	1,155	1,375,555	1,336,680	38,875	—
Expiring 04/22/26	BOA	EUR	5,956	6,914,000	6,891,821	22,179	—
Expiring 04/22/26	CITI	EUR	18,099	21,477,000	20,942,337	534,663	—
Expiring 04/22/26	CITI	EUR	5,365	6,186,600	6,208,255	—	(21,655)
Expiring 04/22/26	CITI	EUR	2,988	3,421,000	3,457,182	—	(36,182)
Expiring 04/22/26	CITI	EUR	2,965	3,410,832	3,430,888	—	(20,056)
Expiring 04/22/26	DB	EUR	76,608	89,704,308	88,644,949	1,059,359	—
Expiring 04/22/26	DB	EUR	33,926	39,726,193	39,257,048	469,145	—
Expiring 04/22/26	HSBC	EUR	506	589,643	585,141	4,502	—
Expiring 04/22/26	MSI	EUR	2,462	2,915,000	2,848,528	66,472	—
Expiring 04/22/26	SSB	EUR	89,376	104,346,001	103,419,108	926,893	—
Expiring 04/22/26	SSB	EUR	39,581	46,210,373	45,799,892	410,481	—
Expiring 04/22/26	SSB	EUR	8,305	9,798,332	9,609,658	188,674	—
Expiring 04/22/26	SSB	EUR	632	731,973	730,942	1,031	—
Expiring 04/22/26	SSB	EUR	456	538,597	527,571	11,026	—
Expiring 04/22/26	UAG	EUR	89,376	104,302,653	103,419,107	883,546	—
Expiring 04/28/26	CITI	EUR	678	780,680	784,978	—	(4,298)
Expiring 04/28/26	GSI	EUR	5,662	6,507,182	6,554,177	—	(46,995)
Expiring 04/28/26	HSBC	EUR	186,227	214,203,030	215,556,273	—	(1,353,243)
Expiring 04/28/26	HSBC	EUR	628	730,029	726,967	3,062	—
Expiring 04/28/26	MSI	EUR	5,248	6,079,331	6,074,387	4,944	—
Expiring 06/17/26	GSI	EUR	700	810,636	811,396	—	(760)
Expiring 06/17/26	MSI	EUR	2,364	2,735,515	2,741,578	—	(6,063)
Expiring 06/17/26	WBC	EUR	10,850	12,471,324	12,585,393	—	(114,069)
Hong Kong Dollar,
Expiring 05/13/26	GSI	HKD	5,152	661,010	658,697	2,313	—
Hungarian Forint,
Expiring 04/22/26	BOA	HUF	192,254	564,000	577,175	—	(13,175)
Expiring 04/28/26	CITI	HUF	2,180,931	6,393,233	6,544,472	—	(151,239)
Indian Rupee,
Expiring 06/17/26	BOA	INR	193,033	2,036,000	2,033,605	2,395	—
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	1,686	540,932	536,619	4,313	—
Japanese Yen,
Expiring 04/28/26	BARC	JPY	12,952	81,658	81,838	—	(180)
Expiring 04/28/26	BNP	JPY	2,268,272	14,292,787	14,332,083	—	(39,296)
Expiring 04/28/26	HSBC	JPY	35,146	220,551	222,070	—	(1,519)
Expiring 04/28/26	HSBC	JPY	32,248	203,388	203,756	—	(368)
Expiring 04/28/26	HSBC	JPY	16,594	104,969	104,849	120	—
Expiring 05/13/26	GSI	JPY	2,265,678	14,625,929	14,331,491	294,438	—
Expiring 05/13/26	WBC	JPY	162,430	1,043,547	1,027,448	16,099	—
Expiring 05/13/26	WBC	JPY	118,700	749,120	750,832	—	(1,712)
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 04/28/26	CITI	MXN	115,944	$6,480,054	$6,453,870	$26,184	$—
Expiring 04/28/26	HSBC	MXN	115,052	6,436,111	6,404,187	31,924	—
Expiring 06/17/26	JPM	MXN	38,581	2,119,000	2,138,097	—	(19,097)
Expiring 06/17/26	MSI	MXN	37,599	2,105,000	2,083,667	21,333	—
New Zealand Dollar,
Expiring 04/28/26	CITI	NZD	425	250,524	244,701	5,823	—
Norwegian Krone,
Expiring 06/17/26	CITI	NOK	436	44,686	44,957	—	(271)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	23,813	6,590,304	6,414,619	175,685	—
Expiring 04/22/26	JPM	PLN	12,770	3,421,000	3,439,929	—	(18,929)
Expiring 04/28/26	HSBC	PLN	16,342	4,434,837	4,401,933	32,904	—
Singapore Dollar,
Expiring 04/28/26	GSI	SGD	8,564	6,714,341	6,675,423	38,918	—
Expiring 05/13/26	MSI	SGD	985	782,154	768,524	13,630	—
Expiring 06/17/26	MSI	SGD	36,319	28,748,510	28,403,014	345,496	—
South African Rand,
Expiring 04/28/26	MSI	ZAR	54,670	3,240,027	3,223,695	16,332	—
Expiring 06/17/26	CITI	ZAR	29,036	1,732,000	1,705,836	26,164	—
Expiring 06/17/26	GSI	ZAR	70,699	4,330,696	4,153,476	177,220	—
South Korean Won,
Expiring 05/13/26	GSI	KRW	2,469,107	1,693,373	1,643,281	50,092	—
Swedish Krona,
Expiring 04/28/26	BARC	SEK	21,138	2,279,831	2,236,375	43,456	—
Expiring 06/17/26	GSI	SEK	7,954	856,432	843,536	12,896	—
Swiss Franc,
Expiring 04/22/26	CITI	CHF	698	881,048	875,634	5,414	—
Expiring 04/28/26	BNP	CHF	10,607	13,542,671	13,308,936	233,735	—
Expiring 06/17/26	MSI	CHF	877	1,120,537	1,106,560	13,977	—
Expiring 06/17/26	WBC	CHF	749	957,313	944,226	13,087	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	912,964	29,106,330	27,858,465	1,247,865	—
Expiring 06/17/26	HSBC	THB	166,104	5,247,000	5,068,559	178,441	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	308,061	6,788,623	6,820,335	—	(31,712)
Expiring 04/13/26	UAG	TRY	255,687	5,616,446	5,660,800	—	(44,354)
Expiring 04/28/26	BARC	TRY	35,725	776,386	774,203	2,183	—
Expiring 04/28/26	BARC	TRY	17,966	389,779	389,338	441	—
				$1,233,097,516	$1,225,050,740	10,729,637	(2,682,861)
						$11,792,855	$(8,969,000)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	120,877	EUR	4,953	$—	$(37,013)	BOA
04/22/26	Buy	EUR	3,302	GBP	2,884	3,958	—	SSB
04/28/26	Buy	AUD	1,646	JPY	180,259	—	(3,642)	CITI
04/28/26	Buy	AUD	3,265	NZD	3,902	7,384	—	BARC
04/28/26	Buy	CAD	1,554	GBP	845	—	(392)	CITI
04/28/26	Buy	CAD	1,556	GBP	845	1,399	—	GSI
04/28/26	Buy	CAD	3,128	EUR	1,960	—	(17,854)	CITI
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2026 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/28/26	Buy	CHF	895	EUR	980	$—	$(11,465)	BNP
04/28/26	Buy	CHF	1,788	EUR	1,953	—	(17,382)	GSI
04/28/26	Buy	EUR	705	PLN	3,024	1,294	—	MSI
04/28/26	Buy	EUR	1,953	AUD	3,247	21,048	—	GSI
04/28/26	Buy	EUR	1,973	GBP	1,707	25,560	—	GSI
04/28/26	Buy	EUR	1,973	GBP	1,710	20,846	—	GSI
04/28/26	Buy	EUR	1,980	CAD	3,122	44,701	—	CITI
04/28/26	Buy	GBP	1,695	JPY	359,945	—	(31,125)	GSI
04/28/26	Buy	GBP	1,710	CAD	3,118	18,416	—	GSI
04/28/26	Buy	JPY	61,205	AUD	547	9,410	—	BNP
04/28/26	Buy	JPY	120,039	AUD	1,072	18,996	—	GSI
04/28/26	Buy	JPY	179,373	GBP	845	14,829	—	GSI
04/28/26	Buy	JPY	179,684	GBP	854	4,935	—	MSI
04/28/26	Buy	JPY	180,027	GBP	854	7,099	—	GSI
04/28/26	Buy	JPY	181,185	AUD	1,619	28,041	—	GSI
04/28/26	Buy	NZD	1,931	JPY	178,999	—	(20,516)	CITI
04/28/26	Buy	SEK	21,153	EUR	1,953	—	(22,598)	BARC
04/28/26	Buy	SEK	21,339	EUR	1,982	—	(36,319)	BNP
04/28/26	Buy	SEK	60,686	EUR	5,601	—	(62,715)	BARC
04/28/26	Buy	TRY	91,622	EUR	1,646	79,743	—	HSBC
						$307,659	$(261,021)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	500	$66,406	$83	$66,323	DB
Dominican Republic	06/20/31	1.000%(Q)	500	18,832	83	18,749	DB
Federal Republic of Nigeria	06/20/31	1.000%(Q)	500	49,153	83	49,070	DB
Federation of Malaysia	06/20/31	1.000%(Q)	500	(12,535)	83	(12,618)	DB
Federative Republic of Brazil	06/20/31	1.000%(Q)	1,750	31,527	291	31,236	DB
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	500	94,622	83	94,539	DB
Kingdom of Bahrain	06/20/31	1.000%(Q)	500	45,095	83	45,012	DB
Kingdom of Morocco	06/20/31	1.000%(Q)	500	(474)	83	(557)	DB
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	1,750	(12,280)	291	(12,571)	DB
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	500	(7,205)	83	(7,288)	DB
People’s Republic of China	06/20/31	1.000%(Q)	1,750	(39,135)	291	(39,426)	DB
Republic of Angola	06/20/31	1.000%(Q)	500	89,209	83	89,126	DB
Republic of Argentina	06/20/31	1.000%(Q)	500	105,100	83	105,017	DB
Republic of Chile	06/20/31	1.000%(Q)	500	(8,700)	83	(8,783)	DB
Republic of Colombia	06/20/31	1.000%(Q)	1,500	86,870	249	86,621	DB
Republic of Costa Rica	06/20/31	1.000%(Q)	500	11,764	83	11,681	DB
Republic of Ecuador	06/20/31	1.000%(Q)	500	82,180	83	82,097	DB
Republic of El Salvador	06/20/31	1.000%(Q)	500	61,828	83	61,745	DB
Republic of Guatemala	06/20/31	1.000%(Q)	500	14,612	83	14,529	DB
Republic of Indonesia	06/20/31	1.000%(Q)	1,750	1,458	291	1,167	DB
Republic of Ivory Coast	06/20/31	1.000%(Q)	500	47,039	83	46,956	DB
Republic of Kazakhstan	06/20/31	1.000%(Q)	500	2,037	83	1,954	DB
Republic of Kenya	06/20/31	1.000%(Q)	500	84,105	83	84,022	DB
Republic of Panama	06/20/31	1.000%(Q)	750	9,766	125	9,641	DB
Republic of Peru	06/20/31	1.000%(Q)	500	(3,237)	83	(3,320)	DB
Republic of Philippines	06/20/31	1.000%(Q)	500	(2,275)	83	(2,358)	DB
Republic of South Africa	06/20/31	1.000%(Q)	1,750	78,258	291	77,967	DB
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey	06/20/31	1.000%(Q)	1,750	$155,961	$291	$155,670	DB
Sultanate of Oman	06/20/31	1.000%(Q)	500	(658)	83	(741)	DB
United Mexican States	06/20/31	1.000%(Q)	1,750	7,049	291	6,758	DB
				$1,056,372	$4,154	$1,052,218

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	25,000	1.936%	$(1,045,770)	$(6,646)	$(1,039,124)	DB
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(14,944)	$(5,239)	$(9,705)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(15,565)	(4,578)	(10,987)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	1,808	28,390	(26,582)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		9,700	(72,319)	(56,495)	(15,824)	BARC
Republic of France	12/20/30	0.250%(Q)		830	(3,735)	(2,338)	(1,397)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(13,138)	(8,448)	(4,690)	BARC
Republic of Italy	12/20/30	1.000%(Q)		1,245	(34,377)	(44,390)	10,013	BARC
Republic of South Africa	12/20/28	1.000%(Q)		2,000	14,020	32,687	(18,667)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		1,600	11,217	85,148	(73,931)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	8,412	62,498	(54,086)	MSI
					$(118,621)	$87,235	$(205,856)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,140	0.415%	$26,495	$26,481	$14	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		571	0.184%	3,543	2,930	613	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	705	0.307%	1,534	1,213	321	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		237	0.386%	1,125	1,157	(32)	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	170	0.366%	967	1,022	(55)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,855	0.320%	20,133	18,999	1,134	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		255	1.641%	(3,362)	(827)	(2,535)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	331	0.124%	877	819	58	JPM
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
European Investment Bank	12/20/26	—%(Q)		2,060	0.040%	$(587)	$(741)	$154	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		450	0.485%	666	578	88	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		200	0.610%	1,003	1,104	(101)	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		282	0.203%	1,711	1,693	18	MSI
Kingdom of Norway	12/20/26	—%(Q)		900	0.036%	(235)	(320)	85	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		235	0.375%	405	374	31	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	636	0.034%	1,834	1,528	306	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	500	0.057%	(73)	(25)	(48)	BARC
National Bank of Canada	12/20/26	1.000%(Q)		318	0.311%	1,680	1,669	11	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		1,474	0.249%	2,957	2,389	568	BARC
Oracle Corp.	06/20/30	1.000%(Q)		510	1.622%	(11,851)	9,809	(21,660)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		1,590	0.442%	27,483	12,735	14,748	JPM
Petroleos Mexicanos	06/20/26	1.000%(Q)		300	1.886%	(491)	(401)	(90)	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		215	1.886%	(351)	(263)	(88)	BARC
Republic of Chile	06/20/28	1.000%(Q)		179	0.349%	2,562	2,458	104	BARC
Republic of Estonia	12/20/26	1.000%(Q)		250	0.171%	1,574	341	1,233	JPM
Republic of France	12/20/30	0.250%(Q)		830	0.310%	(2,093)	(4,815)	2,722	BARC
Republic of France	06/20/34	0.250%(Q)		855	0.529%	(16,624)	(15,494)	(1,130)	CITI
Republic of France	12/20/34	0.250%(Q)		20,000	0.555%	(445,690)	(527,585)	81,895	BOA
Republic of France	12/20/34	0.250%(Q)		2,655	0.555%	(59,165)	(55,494)	(3,671)	BOA
Republic of France	06/20/35	0.250%(Q)		1,870	0.578%	(46,838)	(61,680)	14,842	BARC
Republic of France	06/20/35	0.250%(Q)		1,330	0.578%	(33,312)	(43,868)	10,556	BARC
Republic of Italy	12/20/30	1.000%(Q)		1,245	0.370%	34,376	33,263	1,113	BARC
Republic of Italy	12/20/34	1.000%(Q)		470	0.645%	12,326	(2,548)	14,874	CITI
Republic of Italy	12/20/34	1.000%(Q)		470	0.645%	12,326	(2,548)	14,874	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,021	1.781%	(9,148)	(3,038)	(6,110)	BARC
Republic of Panama	06/20/26	1.000%(Q)		339	0.516%	478	365	113	CITI
Republic of Romania	12/20/26	1.000%(Q)		93	0.611%	290	327	(37)	BOA
Republic of South Africa	12/20/26	1.000%(Q)		184	0.728%	421	727	(306)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	472	0.104%	1,275	1,207	68	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	368	0.104%	994	861	133	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		918	0.100%	6,249	5,773	476	MSI
Slovak Republic	12/20/27	1.000%(Q)		330	0.183%	4,648	4,566	82	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		800	0.452%	7,615	8,039	(424)	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		273	0.200%	1,661	1,600	61	MSI
State of Qatar	12/20/26	1.000%(Q)		565	0.244%	3,260	3,516	(256)	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	363	0.296%	800	758	42	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	2,425	0.174%	713	819	(106)	BARC
Wells Fargo & Co.	06/20/26	1.000%(Q)		632	0.227%	1,299	1,186	113	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		565	0.227%	1,161	1,060	101	JPM
						$(443,379)	$(568,281)	$124,902

A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	18,231		3.649%		$1,083,788		$990,449		$(93,339)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	3,160		3.857%		117,499		156,665		39,166
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	182,020		0.631%		2,959,075		3,202,507		243,432
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	431,510		0.631%		7,015,001		7,592,099		577,098
							$11,175,363		$11,941,720		$766,357

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,250	*	$(31,558)	$(27,915)	$(3,643)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,000	*	(28,023)	(48,262)	20,239	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	6,400	*	1,556	7,417	(5,861)	GSI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	2,350	*	(3,642)	(263)	(3,379)	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	2,150	*	(3,332)	(452)	(2,880)	GSI
					$(64,999)	$(69,475)	$4,476
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Currency swap agreements outstanding at March 31, 2026:
Notional Amount (000)#			Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
JPY	619	1 Day SOFR(Q)/ 3.680%		97,200	1 Day TONAR -35bps(Q)/ 0.377%	CITI	02/10/31	$8,733	$—	$8,733
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.785%	$(10,523)	$(23,133)	$(12,610)
AUD	2,175	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.785%	(39,347)	(88,987)	(49,640)
AUD	3,735	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 4.785%	(106,612)	(236,288)	(129,676)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.785%	107,269	(134,996)	(242,265)
AUD	2,860	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(125,227)	(239,955)	(114,728)
AUD	3,690	12/03/33	2.800%(S)	6 Month BBSW(1)(S)/ 4.785%	280,176	361,782	81,606
AUD	7,285	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(472,123)	(780,667)	(308,544)
AUD	4,180	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.785%	—	(149,196)	(149,196)
AUD	1,040	12/03/35	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(115,391)	(123,215)	(7,824)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.785%	(15,151)	(23,370)	(8,219)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.785%	(48,752)	(119,369)	(70,617)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.270%	413	(3,595)	(4,008)
CAD	4,265	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.270%	37,452	61,794	24,342
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 2.270%	(1,963)	13,328	15,291
CAD	2,890	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	46,661	56,553	9,892
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	(3,792)	27,349	31,141
CAD	2,030	12/03/34	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	55,932	47,127	(8,805)
CAD	3,430	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	87,899	74,114	(13,785)
CAD	18,385	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	—	(246,672)	(246,672)
CAD	1,340	12/03/50	3.350%(S)	1 Day CORRA(2)(S)/ 2.270%	1,132	(30,931)	(32,063)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(57,442)	(57,442)
CHF	1,495	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.066)%	(117,193)	(121,065)	(3,872)
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ (0.066)%	16,688	44,792	28,104
CHF	730	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(7,942)	(7,942)
CHF	3,495	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.066)%	593,019	672,620	79,601
CHF	3,245	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.066)%	—	20,130	20,130
CHF	4,800	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(32,200)	(32,200)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,527)	(1,527)
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(67)	74,597	74,664
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	198,742	198,742
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	26,450	26,450
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	48,425	125,218	76,793
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	41,204	41,204
CNH	519,630	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	2,489,081	2,651,860	162,779
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	2,459	58,779	56,320
CNH	17,000	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	6,085	(5,008)	(11,093)
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	$—	$(1,713)	$(1,713)
CNH	72,580	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(39,956)	(32,063)	7,893
CNH	163,000	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(126,568)	(126,568)
CNH	45,800	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(1,085)	(1,434)	(349)
CNH	30,000	03/02/31	1.575%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(4,749)	(4,749)
CNH	28,860	05/11/31	1.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(250)	(742)	(492)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	3,857	3,857
CZK	39,075	03/17/31	4.370%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	418	418
CZK	11,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	(4,551)	(4,551)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.523%	(19,839)	(55,351)	(35,512)
DKK	3,000	07/10/34	3.200%(A)	6 Month CIBOR(2)(S)/ 2.523%	25,561	8,961	(16,600)
DKK	1,700	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.523%	7,157	4,251	(2,906)
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	(45,264)	(45,264)
EUR	1,495	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	26,435	26,435
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(237,919)	(80,543)	157,376
EUR	11,050	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(347,011)	(24,080)	322,931
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	12,339	12,339
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.929%	195	(1,036)	(1,231)
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.929%	163,544	(15,885)	(179,429)
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	34,324	34,324
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	228,410	228,410
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(227,079)	(227,079)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	541,217	541,217
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(538,287)	(538,287)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	(529,302)	(529,302)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	206,908	206,908
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(204,031)	(204,031)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.475%	1,426	79,369	77,943
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	(756)	(62,962)	(62,206)
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(226,080)	(320,174)	(94,094)
EUR	4,615	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.929%	88,959	(254,509)	(343,468)
EUR	2,640	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.475%	(1,876)	194,445	196,321
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(64,763)	70,576	135,339
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(79,241)	228,078	307,319
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.730%	336,565	533,493	196,928
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.730%	(102,744)	(220,106)	(117,362)
GBP	270	05/08/28	4.100%(A)	1 Day SONIA(1)(A)/ 3.730%	(3,544)	885	4,429
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	70,730	64,724	(6,006)
GBP	2,315	05/08/30	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	19,740	(30,255)	(49,995)
GBP	1,350	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(104,023)	292,870	396,893
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(13,825)	130,164	143,989
GBP	2,145	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.730%	(27,190)	(63,431)	(36,241)
GBP	2,365	02/08/33	3.850%(A)	1 Day SONIA(1)(A)/ 3.730%	5,931	77,104	71,173
GBP	2,320	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.730%	(378,293)	(660,723)	(282,430)
GBP	2,570	05/08/33	3.850%(A)	1 Day SONIA(1)(A)/ 3.730%	61,653	94,725	33,072
GBP	2,320	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(37,098)	(114,874)	(77,776)
GBP	2,150	02/08/36	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(52,141)	(118,573)	(66,432)
GBP	1,680	05/08/36	3.900%(A)	1 Day SONIA(1)(A)/ 3.730%	76,466	99,877	23,411
GBP	4,640	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(170,069)	(432,345)	(262,276)
GBP	915	02/08/41	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	62,181	90,355	28,174
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	44,900	(190,041)	(234,941)
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	$420,545	$633,720	$213,175
GBP	1,225	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	82,646	164,818	82,172
GBP	4,640	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(118)	(267,589)	(267,471)
GBP	2,890	02/27/46	5.000%(A)	1 Day SONIA(2)(A)/ 3.730%	2,834	(57,842)	(60,676)
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	201,848	(3,611,787)	(3,813,635)
GBP	3,010	05/08/46	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	381,098	426,044	44,946
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	385,636	606,219	220,583
GBP	775	05/08/50	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(86,481)	(134,126)	(47,645)
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(283,040)	(382,827)	(99,787)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(7,763)	(70,835)	(63,072)
GBP	2,220	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(174,745)	(419,162)	(244,417)
GBP	4,760	02/27/56	4.700%(A)	1 Day SONIA(1)(A)/ 3.730%	(3,070)	44,375	47,445
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.620%	—	(38,507)	(38,507)
ILS	1,600	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.000%	432	338	(94)
ILS	2,115	07/08/34	4.000%(A)	1 Day SHIR(2)(A)/ 4.000%	(5,458)	414	5,872
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	2,267	(15,417)	(17,684)
JPY	1,560,000	07/08/26	0.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(4,520)	(24,658)	(20,138)
JPY	2,415,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(69,968)	(135,022)	(65,054)
JPY	857,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	78,042	78,042
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(42,718)	(42,718)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(42,564)	(112,905)	(70,341)
JPY	1,505,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.727%	(33,427)	(271,951)	(238,524)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	59,416	85,730	26,314
JPY	720,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(41,174)	(167,407)	(126,233)
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.727%	7,853	(436,589)	(444,442)
JPY	5,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.727%	154	1,482	1,328
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.727%	(147,933)	(390,204)	(242,271)
JPY	400,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(27,190)	(136,147)	(108,957)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(90,854)	(193,275)	(102,421)
JPY	1,626,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.727%	35,324	(719,470)	(754,794)
JPY	345,000	07/08/35	1.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(32,867)	(174,452)	(141,585)
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.727%	(43,235)	(108,900)	(65,665)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(95,012)	(189,356)	(94,344)
JPY	539,865	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.727%	20,374	(388,253)	(408,627)
JPY	515,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(86,511)	(400,344)	(313,833)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.727%	18,522	(1,029,955)	(1,048,477)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(98,907)	(98,907)
JPY	470,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.727%	(3,244)	(482,452)	(479,208)
JPY	170,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(57,396)	(180,595)	(123,199)
JPY	320,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(79,993)	(79,993)
JPY	1,610,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(372,523)	(372,523)
JPY	935,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(182,638)	(182,638)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.727%	37,969	(808,839)	(846,808)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(38,676)	(128,830)	(90,154)
JPY	170,000	07/08/49	1.700%(A)	1 Day TONAR(2)(A)/ 0.727%	(1,771)	(213,495)	(211,724)
JPY	150,000	07/08/50	1.700%(A)	1 Day TONAR(2)(A)/ 0.727%	(73,569)	(198,430)	(124,861)
JPY	223,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	22,819	(645,844)	(668,663)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(106,998)	(106,998)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	102,292	102,292
JPY	625,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(17,089)	(928,899)	(911,810)
JPY	310,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(241,126)	(475,343)	(234,217)
JPY	220,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(131,030)	(131,030)
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(1,418)	(1,418)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(374,161)	(374,161)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(9,512)	(19,932)	(10,420)
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(873)	(873)
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	1,284	(67,663)	(68,947)
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	13,878,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	$425,227	$(402,392)	$(827,619)
KRW	1,040,000	03/10/36	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(8,994)	(33,429)	(24,435)
MXN	288,850	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(524,450)	(524,450)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	16,282	16,282
MXN	66,000	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(147,355)	(147,355)
MXN	169,805	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(378,368)	(378,368)
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(3,218)	(3,218)
MXN	24,000	12/06/34	9.100%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	47,638	57,789	10,151
MYR	1,020	03/12/31	3.480%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(1)	(583)	(582)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.660%	—	(30,605)	(30,605)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(48,051)	(48,051)
NZD	2,260	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.540%	59,811	27,158	(32,653)
NZD	3,540	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(34,891)	(34,891)
NZD	22,775	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(340,996)	(340,996)
PLN	26,000	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 3.890%	(40,171)	171,950	212,121
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 3.890%	273	4,489	4,216
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 3.890%	—	(24,566)	(24,566)
SEK	23,000	07/10/27	3.600%(A)	3 Month STIBOR(2)(Q)/ 2.186%	30,488	83,405	52,917
SEK	17,480	07/10/28	3.450%(A)	3 Month STIBOR(2)(Q)/ 2.186%	53,017	68,149	15,132
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.186%	—	(92,774)	(92,774)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.995%	(2,709)	(42,748)	(40,039)
SGD	1,070	09/10/34	2.450%(S)	1 Day SORA(2)(S)/ 0.995%	(13,772)	15,162	28,934
SGD	705	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.995%	26,919	10,986	(15,933)
SGD	300	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 0.995%	—	(10,987)	(10,987)
SGD	630	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(24,881)	(24,881)
SGD	1,270	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(50,177)	(50,177)
SGD	865	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.995%	—	(32,646)	(32,646)
THB	248,805	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.989%	—	(5,457)	(5,457)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	(25,926)	(25,926)
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	44,418	44,418
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	35,418	35,418
THB	109,455	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 0.989%	36,021	92,028	56,007
THB	12,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	4,469	4,469
THB	59,645	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 0.989%	122,713	51,662	(71,051)
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	23,396	23,396
	3,850	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.680%	—	29,062	29,062
	116,965	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	69,141	615,809	546,668
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	3,417	14,637	11,220
	127,025	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(581,679)	(581,679)
	128,030	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(246,522)	(246,522)
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	3,019	(129,403)	(132,422)
	64,660	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	8,972	677,957	668,985
	40,240	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(42,786)	(786,061)	(743,275)
	800	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(14,333)	(14,333)
	2,850	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(27,654)	(27,654)
	1,690	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(4,683)	(4,683)
	2,650	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	36,499	36,499
	18,901	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	294,967	294,967
	3,405	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.680%	(138,992)	(66,145)	72,847
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.680%	(534,873)	(629,269)	(94,396)
	34,290	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(235,031)	(1,798,606)	(1,563,575)
A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
17,090	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	$(254,832)	$(896,418)	$(641,586)
14,071	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	479,102	479,102
420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	7,445	7,445
805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.680%	(4,468)	(39,211)	(34,743)
4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	2,264,076	2,429,365	165,289
1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	572,115	639,177	67,062
11,215	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	74,732	394,553	319,821
63,140	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	923,405	2,221,321	1,297,916
853	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.680%	—	60,018	60,018
30,360	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	235,350	2,065,100	1,829,750
11,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	189,270	807,062	617,792
31,800	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(582,624)	(72,077)	510,547
1,590	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(31,409)	(3,604)	27,805
2,655	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	129,594	127,597	(1,997)
37,365	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	1,347,796	1,795,725	447,929
870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.680%	9,031	93,422	84,391
1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.680%	5,948	66,694	60,746
				$6,483,874	$(6,468,984)	$(12,952,858)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	14,979	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.054%	$13,424	$—	$13,424	GSI
BRL	14,979	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.054%	(11,630)	—	(11,630)	GSI
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	12,371	—	12,371	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	12,614	—	12,614	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(6,906)	(15)	(6,891)	HSBC
MYR	13,000	12/19/29	3.560%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	8,403	9	8,394	MSI
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	8,757	(2)	8,759	MSI
MYR	1,855	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,434	—	1,434	JPM
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	903	(6)	909	GSI
MYR	5,000	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(40,835)	(3)	(40,832)	JPM
					$(1,465)	$(17)	$(1,448)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.700%	ML	04/07/27	83,301	$—	$—	$—
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	30,140	(1,246,978)	—	(1,246,978)
					$(1,246,978)	$—	$(1,246,978)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A66